UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02071
Delaware Group® Income Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class A : DGCAX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class A) returned 4.10% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class A) – including sales charge	-0.61%	-1.81%	2.05%
Macquarie Corporate Bond Fund (Class A) – excluding sales charge	4.10%	-0.90%	2.51%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DGCAX-0925

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class C : DGCCX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.55%
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class C) returned 3.33% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class C) – including sales charge	2.33%	-1.62%	1.76%
Macquarie Corporate Bond Fund (Class C) – excluding sales charge	3.33%	-1.62%	1.76%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DGCCX-0925

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class R : DGCRX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$107	1.05%
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class R) returned 3.84% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class R) – including sales charge	3.84%	-1.12%	2.25%
Macquarie Corporate Bond Fund (Class R) – excluding sales charge	3.84%	-1.12%	2.25%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DGCRX-0925

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Institutional Class : DGCIX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Institutional Class) returned 4.36% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Institutional Class) – including sales charge	4.36%	-0.65%	2.77%
Macquarie Corporate Bond Fund (Institutional Class) – excluding sales charge	4.36%	-0.65%	2.77%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DGCIX-0925

Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Class R6 : DGCZX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class R6) returned 4.46% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 31, 2019 (Class R6's inception), through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	Since inception (1/31/19)
Macquarie Corporate Bond Fund (Class R6) – including sales charge	4.46%	-0.54%	2.84%
Macquarie Corporate Bond Fund (Class R6) – excluding sales charge	4.46%	-0.54%	2.84%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.45%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DGCZX-0925

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class A : DEEAX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class A) returned 1.29% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class A) – including sales charge	-3.27%	-4.90%	1.56%
Macquarie Extended Duration Bond Fund (Class A) – excluding sales charge	1.29%	-4.03%	2.03%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DEEAX-0925

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class C : DEECX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.56%
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class C) returned 0.54% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class C) – including sales charge	-0.43%	-4.73%	1.27%
Macquarie Extended Duration Bond Fund (Class C) – excluding sales charge	0.54%	-4.73%	1.27%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DEECX-0925

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class R : DEERX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$107	1.06%
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class R) returned 1.04% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class R) – including sales charge	1.04%	-4.25%	1.78%
Macquarie Extended Duration Bond Fund (Class R) – excluding sales charge	1.04%	-4.25%	1.78%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DEERX-0925

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Institutional Class : DEEIX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.56%
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Institutional Class) returned 1.54% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Institutional Class) – including sales charge	1.54%	-3.77%	2.29%
Macquarie Extended Duration Bond Fund (Institutional Class) – excluding sales charge	1.54%	-3.77%	2.29%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DEEIX-0925

Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Class R6 : DEZRX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.46%
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class R6) returned 1.64% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	Since inception (5/2/16)
Macquarie Extended Duration Bond Fund (Class R6) – including sales charge	1.64%	-3.69%	2.04%
Macquarie Extended Duration Bond Fund (Class R6) – excluding sales charge	1.64%	-3.69%	2.04%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.45%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.34%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4779516)
TSAR-DEZRX-0925

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class A : DDFAX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class A) returned 7.33% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class A) – including sales charge	4.33%	6.02%	4.21%
Macquarie Floating Rate Fund (Class A) – excluding sales charge	7.33%	6.60%	4.50%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4767052)
TSAR-DDFAX-0925

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class C : DDFCX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class C) returned 6.53% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class C) – including sales charge	5.54%	5.81%	3.72%
Macquarie Floating Rate Fund (Class C) – excluding sales charge	6.53%	5.81%	3.72%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4767052)
TSAR-DDFCX-0925

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class R : DDFFX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$119	1.15%
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class R) returned 6.93% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class R) – including sales charge	6.93%	6.31%	4.23%
Macquarie Floating Rate Fund (Class R) – excluding sales charge	6.93%	6.31%	4.23%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4767052)
TSAR-DDFFX-0925

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Institutional Class : DDFLX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Institutional Class) returned 7.60% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Institutional Class) – including sales charge	7.60%	6.87%	4.76%
Macquarie Floating Rate Fund (Institutional Class) – excluding sales charge	7.60%	6.87%	4.76%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4767052)
TSAR-DDFLX-0925

Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Class R6 : DDFZX
Annual shareholder report | July 31, 2025
This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class R6) returned 7.53% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2021 (Class R6's inception), through July 31, 2025
Average annual total returns (as of July 31, 2025)	1 year	Since inception (8/31/21)
Macquarie Floating Rate Fund (Class R6) – including sales charge	7.53%	6.52%
Macquarie Floating Rate Fund (Class R6) – excluding sales charge	7.53%	6.52%
Bloomberg US Aggregate Index	3.38%	-1.14%
Morningstar LSTA US Leveraged Loan Index	7.50%	6.68%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4767052)
TSAR-DDFZX-0925

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances A. Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $167,318 for 2025 and $129,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,627,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,280 for 2025 and $20,280 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Macquarie Corporate Bond Fund
(formerly, Delaware Corporate Bond Fund)
Macquarie Extended Duration Bond Fund
(formerly, Delaware Extended Duration Bond Fund)
Financial statements and other information
For the year ended July 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Corporate Bond Fund	July 31, 2025
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.52%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 6.025% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,810,000	$ 2,810,000
Davis Park CLO Series 2022-1A BR 144A 6.018% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	2,750,000	2,750,000
Total Collateralized Loan Obligations (cost $5,560,000)		5,560,000

Convertible Bond — 0.10%
PG&E 4.25% exercise price $23.16, maturity date 12/1/27	1,065,000	1,063,403
Total Convertible Bond (cost $1,063,933)		1,063,403

Corporate Bonds — 96.55%
Banking — 23.64%
Ally Financial 5.737% 5/15/29 μ	5,430,000	5,531,619
Bank of America
5.518% 10/25/35 μ	5,783,000	5,791,211
6.204% 11/10/28 μ	6,820,000	7,079,030
6.25% 7/26/30 μ, ψ	9,200,000	9,191,351
6.625% 5/1/30 μ, ψ	2,815,000	2,889,747

Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,901,918
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	3,980,000	4,064,575
Citibank 4.914% 5/29/30	8,060,000	8,188,833
Citigroup
4.952% 5/7/31 μ	4,120,000	4,160,320
5.612% 3/4/56 μ	3,728,000	3,640,112
6.875% 8/15/30 μ, ψ	2,340,000	2,365,740

Citizens Financial Group 4.00% 10/6/26 μ, ψ	2,740,000	2,670,099
Credit Agricole 144A 5.222% 5/27/31 #, μ	4,865,000	4,947,002
Deutsche Bank
4.95% 8/4/31 μ	3,590,000	3,596,734
5.297% 5/9/31 μ	3,555,000	3,615,199
6.819% 11/20/29 μ	4,193,000	4,463,889
7.146% 7/13/27 μ	4,120,000	4,212,044

First Citizens BancShares 6.254% 3/12/40 μ	6,015,000	6,031,953
Goldman Sachs Group
5.218% 4/23/31 μ	5,565,000	5,691,640
5.734% 1/28/56 μ	3,480,000	3,497,108
6.484% 10/24/29 μ	8,145,000	8,612,375

Schedules of investments
Macquarie Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.103% 4/22/31 μ	4,690,000	$ 4,797,477
5.572% 4/22/36 μ	4,285,000	4,426,691
5.576% 7/23/36 μ	3,485,000	3,538,861
6.254% 10/23/34 μ	8,497,000	9,223,976

Lloyds Banking Group 6.068% 6/13/36 μ	4,505,000	4,611,604
Morgan Stanley
5.664% 4/17/36 μ	3,005,000	3,100,460
5.831% 4/19/35 μ	4,246,000	4,452,419
6.407% 11/1/29 μ	7,610,000	8,033,459
6.627% 11/1/34 μ	6,485,000	7,154,514
Morgan Stanley Private Bank
4.466% 7/6/28 μ	3,195,000	3,192,596
4.734% 7/18/31 μ	2,240,000	2,250,610

NatWest Group 5.115% 5/23/31 μ	6,610,000	6,712,875
NatWest Markets 144A 5.541% (SOFR + 1.19%) 3/21/30 #, •	11,475,000	11,671,406
PNC Bank 4.429% 7/21/28 μ	3,110,000	3,110,401
PNC Financial Services Group
3.40% 9/15/26 μ, ψ	2,815,000	2,719,491
5.373% 7/21/36 μ	4,415,000	4,462,460
5.575% 1/29/36 μ	3,320,000	3,405,986

Popular 7.25% 3/13/28	7,805,000	8,169,716
Societe Generale 144A 7.367% 1/10/53 #	3,510,000	3,750,295
Truist Bank 4.632% 9/17/29 μ	8,210,000	8,148,373
UBS Group
144A 3.091% 5/14/32 #, μ	2,635,000	2,394,680
144A 7.00% 2/5/35 #, μ, ψ	4,640,000	4,640,000
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,671,688
US Bancorp
2.491% 11/3/36 μ	4,560,000	3,872,123
5.046% 2/12/31 μ	4,340,000	4,410,273
5.424% 2/12/36 μ	2,325,000	2,367,725
6.787% 10/26/27 μ	5,575,000	5,722,670
Wells Fargo & Co.
5.15% 4/23/31 μ	3,260,000	3,327,436
5.244% 1/24/31 μ	3,165,000	3,241,080
		251,723,844
Basic Industry — 3.34%
Dow Chemical 5.95% 3/15/55	6,565,000	6,089,145
Nucor 5.10% 6/1/35	5,880,000	5,898,808

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA
5.00% 3/14/32	2,760,000	$ 2,804,694
5.25% 3/14/35	8,940,000	9,078,129
5.75% 3/14/55	4,591,000	4,599,289
Steel Dynamics
5.25% 5/15/35	4,400,000	4,396,223
5.75% 5/15/55	2,735,000	2,666,119
		35,532,407
Brokerage — 2.97%
Apollo Global Management 6.00% 12/15/54 μ	3,560,000	3,500,931
BGC Group 144A 6.15% 4/2/30 #	3,670,000	3,715,297
Blackstone Reg Finance 5.00% 12/6/34	5,560,000	5,500,380
Brookfield Finance 5.813% 3/3/55	10,580,000	10,445,173
Jefferies Financial Group
5.875% 7/21/28	1,470,000	1,521,321
6.20% 4/14/34	4,565,000	4,771,243
6.50% 1/20/43	2,090,000	2,177,278
		31,631,623
Capital Goods — 8.67%
Ashtead Capital 144A 1.50% 8/12/26 #	8,495,000	8,222,341
BAE Systems 144A 5.125% 3/26/29 #	8,550,000	8,749,255
Boeing
2.196% 2/4/26	8,390,000	8,279,710
6.858% 5/1/54	4,195,000	4,615,370

Caterpillar 5.20% 5/15/35	8,680,000	8,853,925
Eaton Capital 4.45% 5/9/30	9,200,000	9,200,867
General Dynamics 4.95% 8/15/35	9,450,000	9,475,756
General Electric 4.90% 1/29/36	6,235,000	6,217,200
Northrop Grumman
4.03% 10/15/47	1,805,000	1,435,460
4.65% 7/15/30	3,660,000	3,685,061
4.75% 6/1/43	1,280,000	1,153,269
5.20% 6/1/54	3,930,000	3,643,059
Republic Services
4.75% 7/15/30	11,845,000	12,035,290
5.15% 3/15/35	2,590,000	2,630,750

Waste Management 5.35% 10/15/54	4,245,000	4,108,121
		92,305,434

Schedules of investments
Macquarie Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 9.24%
AT&T
3.50% 9/15/53	12,475,000	$ 8,410,735
5.375% 8/15/35	1,825,000	1,851,525
6.05% 8/15/56	1,815,000	1,841,404
6.30% 1/15/38	5,940,000	6,346,704
Meta Platforms
3.85% 8/15/32	5,475,000	5,236,303
5.40% 8/15/54	8,080,000	7,813,607

Rogers Communications 5.30% 2/15/34	5,385,000	5,392,368
SoftBank
144A 4.699% 7/9/30 #	6,455,000	6,437,493
144A 5.332% 7/9/35 #	4,605,000	4,554,285

Sprint Capital 6.875% 11/15/28	6,625,000	7,084,654
Time Warner Cable
6.55% 5/1/37	7,391,000	7,597,609
7.30% 7/1/38	2,930,000	3,160,908
T-Mobile USA
5.125% 5/15/32	1,640,000	1,664,481
5.50% 1/15/55	3,295,000	3,108,779
5.875% 11/15/55	8,500,000	8,481,839
Verizon Communications
2.875% 11/20/50	8,640,000	5,359,773
5.25% 4/2/35	5,530,000	5,554,302
5.50% 2/23/54	5,695,000	5,477,089

VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,940,764
		98,314,622
Consumer Cyclical — 1.52%
AutoZone 5.125% 6/15/30	3,377,000	3,453,425
General Motors Financial 5.625% 4/4/32	5,447,000	5,536,243
VICI Properties
144A 4.625% 12/1/29 #	1,820,000	1,784,456
4.95% 2/15/30	5,375,000	5,402,204
		16,176,328
Consumer Non-Cyclical — 8.24%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	6,290,000	6,189,026
Bunge Limited Finance
2.75% 5/14/31	3,060,000	2,761,477
4.20% 9/17/29	7,255,000	7,156,195

Coca-Cola Consolidated 5.25% 6/1/29	5,780,000	5,929,104

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
GE HealthCare Technologies
4.80% 1/15/31	1,905,000	$ 1,915,276
5.50% 6/15/35	9,305,000	9,501,598
HCA
5.45% 9/15/34	5,370,000	5,394,475
6.00% 4/1/54	2,795,000	2,715,820
6.20% 3/1/55	1,895,000	1,892,330
JBS USA Holding Lux
144A 5.50% 1/15/36 #	4,015,000	4,001,168
144A 6.25% 3/1/56 #	3,755,000	3,727,814
Mars
144A 4.80% 3/1/30 #	5,715,000	5,773,574
144A 5.00% 3/1/32 #	4,870,000	4,917,407
Stryker
4.85% 2/10/30	2,805,000	2,852,856
5.20% 2/10/35	8,815,000	8,956,646
Sysco
5.10% 9/23/30	9,215,000	9,413,800
5.40% 3/23/35	4,575,000	4,642,537
		87,741,103
Electric — 9.29%
AEP Texas 5.45% 5/15/29	3,481,000	3,587,905
Ameren Illinois 5.625% 3/1/55	8,650,000	8,603,414
Appalachian Power 4.50% 8/1/32	7,684,000	7,511,129
Capital Power US Holdings
144A 5.257% 6/1/28 #	5,005,000	5,059,503
144A 6.189% 6/1/35 #	4,550,000	4,684,099

CenterPoint Energy Houston Electric 5.20% 10/1/28	2,649,000	2,714,879
Commonwealth Edison 5.95% 6/1/55	9,140,000	9,485,251
Constellation Energy Generation 5.75% 3/15/54	6,380,000	6,267,220
Dominion Energy Series A 6.875% 2/1/55 μ	7,365,000	7,711,586
Entergy Mississippi 5.80% 4/15/55	7,560,000	7,561,960
Northern States Power 5.65% 5/15/55	8,200,000	8,219,040
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,700,188
4.50% 4/1/47	7,040,000	5,792,026
5.25% 9/1/50	3,995,000	3,597,743

Oklahoma Gas & Electric 5.80% 4/1/55	5,850,000	5,841,894
PacifiCorp 2.90% 6/15/52	5,024,000	2,964,812
PSEG Power 144A 5.20% 5/15/30 #	3,335,000	3,409,225

Schedules of investments
Macquarie Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 6.95% 10/15/33 #	1,997,000	$ 2,197,109
		98,908,983
Energy — 5.96%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	3,715,000	3,735,849
ConocoPhillips
5.50% 1/15/55	2,940,000	2,776,659
5.55% 3/15/54	3,310,000	3,150,011
Enbridge
4.90% 6/20/30	2,340,000	2,361,314
5.55% 6/20/35	3,665,000	3,701,652
Energy Transfer
6.10% 12/1/28	2,415,000	2,529,008
6.20% 4/1/55	1,371,000	1,346,022
6.25% 4/15/49	4,739,000	4,678,550
6.50% 11/15/26 μ, ψ	11,164,000	11,213,211

Enterprise Products Operating 4.60% 1/15/31	2,745,000	2,743,956
EOG Resources
5.00% 7/15/32	7,259,000	7,317,627
5.95% 7/15/55	2,135,000	2,157,753

ONEOK 5.70% 11/1/54	5,985,000	5,501,981
Targa Resources 5.65% 2/15/36	6,165,000	6,207,752
Woodside Finance 5.70% 5/19/32	3,935,000	4,013,187
		63,434,532
Finance Companies — 3.88%
AerCap Ireland Capital DAC 3.85% 10/29/41	4,935,000	3,939,383
Air Lease 4.125% 12/15/26 μ, ψ	5,762,000	5,655,530
Apollo Debt Solutions
144A 5.875% 8/30/30 #	2,520,000	2,523,871
6.70% 7/29/31	1,636,000	1,704,374
6.90% 4/13/29	1,750,000	1,828,735

Ares Capital 5.50% 9/1/30	4,735,000	4,728,894
Ares Strategic Income Fund 5.70% 3/15/28	3,415,000	3,434,221
Aviation Capital Group 144A 4.80% 10/24/30 #	2,805,000	2,778,237
Avolon Holdings Funding 144A 5.375% 5/30/30 #	5,485,000	5,586,249
Blackstone Private Credit Fund 5.60% 11/22/29	2,840,000	2,862,241
Blackstone Secured Lending Fund 5.30% 6/30/30	3,670,000	3,653,470
Blue Owl Credit Income 6.60% 9/15/29	2,535,000	2,608,238
		41,303,443
Insurance — 6.98%
Athene Global Funding 144A 1.985% 8/19/28 #	9,114,000	8,459,209

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Holding
6.625% 5/19/55	3,810,000	$ 3,922,630
6.875% 6/28/55 μ	3,475,000	3,439,312

Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	5,605,000	5,688,575
Henneman Trust 144A 6.58% 5/15/55 #	6,240,000	6,308,325
Marsh & McLennan 5.35% 11/15/44	5,545,000	5,374,911
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	8,895,000	9,051,548
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	3,045,000	3,189,497
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	8,835,000	9,006,748
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	2,666,000	2,783,835
Pine Street Trust III 144A 6.223% 5/15/54 #	3,175,000	3,157,165
Prudential Financial 5.20% 3/14/35	4,200,000	4,233,092
Travelers
5.05% 7/24/35	1,520,000	1,524,372
5.70% 7/24/55	2,545,000	2,564,971

Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	5,623,435
		74,327,625
Natural Gas — 0.66%
NiSource 5.85% 4/1/55	2,855,000	2,820,621
Sempra 4.875% 10/15/25 μ, ψ	4,208,000	4,198,664
		7,019,285
Real Estate Investment Trusts — 3.45%
AvalonBay Communities 5.00% 8/1/35	7,920,000	7,823,650
Brixmor Operating Partnership 5.20% 4/1/32	3,670,000	3,711,953
Extra Space Storage 5.40% 6/15/35	7,335,000	7,354,916
Lineage OP 144A 5.25% 7/15/30 #	4,940,000	4,960,507
Realty Income
4.85% 3/15/30	2,800,000	2,842,657
5.125% 4/15/35	9,970,000	9,986,385
		36,680,068
Technology — 6.79%
Accenture Capital 4.05% 10/4/29	2,655,000	2,627,056
Alphabet 5.25% 5/15/55	4,275,000	4,197,915

Schedules of investments
Macquarie Corporate Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
4.90% 7/15/32	2,315,000	$ 2,322,802
5.20% 7/15/35	2,415,000	2,427,345

CDW 3.276% 12/1/28	6,485,000	6,203,827
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,328,367
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,323,872
Foundry JV Holdco 144A 6.10% 1/25/36 #	4,520,000	4,624,457
Leidos
5.40% 3/15/32	4,275,000	4,359,617
5.50% 3/15/35	5,565,000	5,620,278

Marvell Technology 1.65% 4/15/26	5,585,000	5,471,502
Oracle
6.00% 8/3/55	2,520,000	2,470,395
6.125% 7/8/39	4,220,000	4,394,466

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,320,195
Synopsys 5.70% 4/1/55	2,685,000	2,649,732
Verisk Analytics 5.25% 3/15/35	9,975,000	9,983,241
		72,325,067
Transportation — 1.92%
Burlington Northern Santa Fe 5.80% 3/15/56	5,640,000	5,739,048
CSX 4.75% 5/30/42	3,250,000	2,959,827
Union Pacific
5.10% 2/20/35	7,380,000	7,464,986
5.60% 12/1/54	4,340,000	4,298,689
		20,462,550
Total Corporate Bonds (cost $1,022,244,029)		1,027,886,914

Non-Agency Asset-Backed Securities — 1.32%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	13,700,000	14,069,244
Total Non-Agency Asset-Backed Securities (cost $13,695,096)		14,069,244
	Number of shares
Common Stock — 0.03%♣
Financials — 0.03%
MNSN Holdings =, †	5,640	295,158
Total Common Stock (cost $42,300)		295,158

	Number of shares	Value (US $)

Convertible Preferred Stock — 0.10%
Energy — 0.10%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	$ 1,118,365
Total Convertible Preferred Stock (cost $1,136,296)		1,118,365

Preferred Stock — 0.31%
Financials — 0.31%
SVB Financial Trust 11/7/32 †	6,431	3,311,965
Total Preferred Stock (cost $3,258,872)		3,311,965

Short-Term Investments — 0.46%
Money Market Mutual Funds — 0.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	1,221,990	1,221,990
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	1,221,991	1,221,991
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	1,221,991	1,221,991
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	1,221,991	1,221,991
Total Short-Term Investments (cost $4,887,963)		4,887,963
Total Value of Securities—99.39% (cost $1,051,888,489)		$1,058,193,012
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $220,392,621, which represents 20.70% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

Schedules of investments
Macquarie Corporate Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
The following futures contracts were outstanding at July 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(328)	US Treasury 5 yr Notes	$(35,480,377)	$(35,358,357)	9/30/25	$—	$(122,020)	$5,123
687	US Treasury 10 yr Notes	76,299,937	75,760,385	9/19/25	539,552	—	47,000
(928)	US Treasury 10 yr Ultra Notes	(104,936,505)	(104,414,260)	9/19/25	—	(522,245)	(130,505)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
39	US Treasury Long Bonds	$4,453,313	$4,449,758	9/19/25	$3,555	$—	$12,188
163	US Treasury Ultra Bonds	19,121,938	18,922,650	9/19/25	199,288	—	75,500
Total Futures Contracts			$(40,639,824)		$742,395	$(644,265)	$9,306
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GE – General Electric
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Extended Duration Bond Fund	July 31, 2025
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.25%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 6.025% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	390,000	$ 390,000
Davis Park CLO Series 2022-1A BR 144A 6.018% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	370,000	370,000
Total Collateralized Loan Obligations (cost $760,000)		760,000

Convertible Bond — 0.10%
PG&E 4.25% exercise price $23.16, maturity date 12/1/27	295,000	294,558
Total Convertible Bond (cost $294,704)		294,558

Corporate Bonds — 97.54%
Banking — 11.38%
Bank of America
2.676% 6/19/41 μ	5,000,000	3,567,216
6.25% 7/26/30 μ, ψ	2,560,000	2,557,593
6.625% 5/1/30 μ, ψ	805,000	826,375

Barclays 9.625% 12/15/29 μ, ψ	1,440,000	1,630,195
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	1,085,000	1,108,056
Citigroup 5.612% 3/4/56 μ	2,810,000	2,743,754
First Citizens BancShares 6.254% 3/12/40 μ	1,045,000	1,047,945
Goldman Sachs Group
5.561% 11/19/45 μ	4,195,000	4,148,653
5.734% 1/28/56 μ	780,000	783,835

JPMorgan Chase & Co. 5.534% 11/29/45 μ	4,425,000	4,429,375
Lloyds Banking Group 6.068% 6/13/36 μ	2,225,000	2,277,651
Morgan Stanley
2.802% 1/25/52 μ	3,290,000	2,038,159
5.516% 11/19/55 μ	2,210,000	2,166,513

Societe Generale 144A 7.367% 1/10/53 #	1,000,000	1,068,460
UBS Group
144A 5.379% 9/6/45 #, μ	600,000	579,350
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,567,544

US Bancorp 2.491% 11/3/36 μ	1,245,000	1,057,191
		33,597,865
Basic Industry — 4.66%
Dow Chemical 5.95% 3/15/55	3,065,000	2,842,837
Nucor 5.10% 6/1/35	2,960,000	2,969,468
Rio Tinto Finance USA 5.75% 3/14/55	4,329,000	4,336,816

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics 5.75% 5/15/55	3,700,000	$ 3,606,816
		13,755,937
Brokerage — 2.35%
Brookfield Finance 5.813% 3/3/55	3,700,000	3,652,849
Jefferies Financial Group 6.50% 1/20/43	3,145,000	3,276,335
		6,929,184
Capital Goods — 8.70%
Boeing 6.858% 5/1/54	2,835,000	3,119,088
Caterpillar 5.50% 5/15/55	4,215,000	4,166,439
General Electric 4.50% 3/11/44	2,330,000	2,063,251
Ingersoll Rand 5.70% 6/15/54	3,755,000	3,718,214
Lockheed Martin 5.20% 2/15/55	4,685,000	4,365,671
Northrop Grumman
4.75% 6/1/43	480,000	432,476
5.20% 6/1/54	4,210,000	3,902,615

Waste Management 5.35% 10/15/54	4,040,000	3,909,731
		25,677,485
Communications — 12.84%
American Tower 3.10% 6/15/50	5,495,000	3,571,219
AT&T
3.50% 9/15/53	3,920,000	2,642,892
6.05% 8/15/56	800,000	811,638
6.30% 1/15/38	2,055,000	2,195,703

Meta Platforms 5.40% 8/15/54	5,275,000	5,101,086
Rogers Communications 4.55% 3/15/52	4,475,000	3,632,519
Time Warner Cable
6.55% 5/1/37	3,198,000	3,287,398
7.30% 7/1/38	2,360,000	2,545,987
T-Mobile USA
3.00% 2/15/41	7,560,000	5,534,046
5.875% 11/15/55	1,175,000	1,172,490
Verizon Communications
2.875% 11/20/50	8,805,000	5,462,130
5.50% 2/23/54	1,145,000	1,101,188

VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	840,847
		37,899,143
Consumer Cyclical — 0.53%
General Motors 5.40% 4/1/48	1,755,000	1,552,727
		1,552,727

Schedules of investments
Macquarie Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 6.66%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	4,875,000	$ 4,796,741
HCA
6.00% 4/1/54	4,540,000	4,411,386
6.20% 3/1/55	565,000	564,204
JBS USA Holding Lux
144A 5.50% 1/15/36 #	1,210,000	1,205,832
144A 6.25% 3/1/56 #	1,945,000	1,930,918

Sysco 4.85% 10/1/45	4,460,000	3,958,207
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,800,627
		19,667,915
Electric — 13.91%
Ameren Illinois 5.625% 3/1/55	3,815,000	3,794,454
Arizona Public Service 4.20% 8/15/48	2,720,000	2,107,244
Baltimore Gas and Electric 4.55% 6/1/52	2,540,000	2,141,882
Capital Power US Holdings 144A 6.189% 6/1/35 #	2,380,000	2,450,144
Commonwealth Edison 5.95% 6/1/55	1,535,000	1,592,983
Constellation Energy Generation 5.75% 3/15/54	4,010,000	3,939,115
Dominion Energy
Series A 6.875% 2/1/55 μ	525,000	549,706
Series B 7.00% 6/1/54 μ	487,000	520,753

Entergy Mississippi 5.80% 4/15/55	3,155,000	3,155,818
NextEra Energy Capital Holdings 3.00% 1/15/52	4,515,000	2,793,323
Northern States Power 5.65% 5/15/55	2,860,000	2,866,641
Oglethorpe Power
3.75% 8/1/50	890,000	629,067
4.50% 4/1/47	2,015,000	1,657,803
6.20% 12/1/53	410,000	420,098

Oklahoma Gas & Electric 5.80% 4/1/55	2,675,000	2,671,293
PacifiCorp 2.90% 6/15/52	2,215,000	1,307,137
PSEG Power 144A 5.75% 5/15/35 #	1,190,000	1,226,668
Southwestern Electric Power 3.25% 11/1/51	7,285,000	4,713,628
Virginia Electric and Power 2.95% 11/15/51	1,630,000	1,016,738
Vistra Operations 144A 5.70% 12/30/34 #	1,495,000	1,523,279
		41,077,774
Energy — 9.32%
ConocoPhillips 5.55% 3/15/54	3,370,000	3,207,110
Enbridge 6.70% 11/15/53	1,825,000	1,971,313

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.20% 4/1/55	855,000	$ 839,423
6.25% 4/15/49	2,525,000	2,492,791
6.50% 11/15/26 μ, ψ	1,622,000	1,629,150
Enterprise Products Operating
3.30% 2/15/53	3,085,000	2,033,392
5.55% 2/16/55	1,585,000	1,518,484

EOG Resources 5.95% 7/15/55	2,255,000	2,279,031
Kinder Morgan 5.95% 8/1/54	3,510,000	3,426,154
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,686,100
ONEOK 5.70% 11/1/54	4,135,000	3,801,285
Shell International Finance 3.00% 11/26/51	4,100,000	2,633,489
		27,517,722
Finance Companies — 2.15%
AerCap Ireland Capital DAC 3.85% 10/29/41	5,750,000	4,589,959
Air Lease 4.125% 12/15/26 μ, ψ	1,800,000	1,766,740
		6,356,699
Industrials — 0.84%
Targa Resources 6.125% 5/15/55	2,545,000	2,488,627
		2,488,627
Insurance — 8.28%
200 Park Funding Trust 144A 5.74% 2/15/55 #	3,290,000	3,239,365
Aon 2.90% 8/23/51	2,952,000	1,809,515
Aon North America 5.75% 3/1/54	2,660,000	2,593,868
Athene Holding
3.95% 5/25/51	2,295,000	1,621,551
6.625% 5/19/55	1,100,000	1,132,518
6.875% 6/28/55 μ	940,000	930,346

Henneman Trust 144A 6.58% 5/15/55 #	1,695,000	1,713,559
Marsh & McLennan 5.35% 11/15/44	4,210,000	4,080,861
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	870,000	911,285
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	2,345,000	2,448,647
Pine Street Trust III 144A 6.223% 5/15/54 #	963,000	957,591
Travelers 5.70% 7/24/55	2,970,000	2,993,306
		24,432,412
Natural Gas — 3.68%
NiSource 5.85% 4/1/55	2,485,000	2,455,077
Southern California Gas 4.30% 1/15/49	4,500,000	3,596,356

Schedules of investments
Macquarie Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Southwest Gas
3.80% 9/29/46	890,000	$ 656,678
4.15% 6/1/49	2,430,000	1,869,573

Spire Missouri 3.30% 6/1/51	3,440,000	2,281,851
		10,859,535
Real Estate Investment Trusts — 1.01%
Realty Income 5.125% 4/15/35	2,975,000	2,979,889
		2,979,889
Technology — 7.59%
Alphabet 5.25% 5/15/55	1,490,000	1,463,133
Broadcom 144A 4.926% 5/15/37 #	3,970,000	3,838,164
Foundry JV Holdco 144A 6.10% 1/25/36 #	2,895,000	2,961,903
Lam Research 2.875% 6/15/50	4,665,000	3,005,722
Leidos 5.50% 3/15/35	3,760,000	3,797,349
Oracle
3.60% 4/1/50	2,604,000	1,789,387
6.00% 8/3/55	2,235,000	2,191,005

Synopsys 5.70% 4/1/55	3,415,000	3,370,143
		22,416,806
Transportation — 3.64%
Burlington Northern Santa Fe 5.80% 3/15/56	1,970,000	2,004,596
CSX
4.75% 5/30/42	2,762,000	2,515,398
4.90% 3/15/55	1,593,000	1,414,669

Union Pacific 5.60% 12/1/54	4,870,000	4,823,644
		10,758,307
Total Corporate Bonds (cost $301,042,507)		287,968,027
	Number of shares
Convertible Preferred Stock — 0.25%
Energy — 0.25%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	733,670
Total Convertible Preferred Stock (cost $740,232)		733,670

	Number of shares	Value (US $)

Short-Term Investments — 0.03%
Money Market Mutual Funds — 0.03%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	19,097	$ 19,097
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	19,097	19,097
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	19,097	19,097
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	19,096	19,096
Total Short-Term Investments (cost $76,387)		76,387
Total Value of Securities—98.17% (cost $302,913,830)		$289,832,642
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $32,017,712, which represents 10.84% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

Schedules of investments
Macquarie Extended Duration Bond Fund
The following futures contracts were outstanding at July 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(41)	US Treasury 5 yr Notes	$(4,435,047)	$(4,436,231)	9/30/25	$1,184	$—	$312
(33)	US Treasury 10 yr Notes	(3,665,062)	(3,658,229)	9/19/25	—	(6,833)	(2,063)
210	US Treasury 10 yr Ultra Notes	23,746,407	23,532,955	9/19/25	213,452	—	30,939
(138)	US Treasury Long Bonds	(15,757,875)	(15,603,674)	9/19/25	—	(154,201)	(55,937)
64	US Treasury Ultra Bonds	7,508,000	7,431,319	9/19/25	76,681	—	40,000
Total Futures Contracts			$7,266,140		$291,317	$(161,034)	$13,251
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
July 31, 2025
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Assets:
Investments, at value*	$1,058,193,012	$289,832,642
Cash	625,736	103,206
Cash collateral due from broker	1,429,649	505,647
Dividends and interest receivable	13,580,607	4,216,485
Receivable for securities sold	2,309,021	1,016,691
Receivable for fund shares sold	778,214	288,521
Prepaid expenses	34,629	24,302
Variation margin due from broker on futures contracts	9,306	13,251
Receivable due from investment manager	—	9,078
Other assets	22,815	3,582
Total Assets	1,076,982,989	296,013,405
Liabilities:
Payable for securities purchased	8,230,000	—
Payable for fund shares redeemed	1,785,994	531,773
Distribution payable	1,545,599	27,667
Sub-transfer agent fees and expenses payable	237,518	108,985
Other accrued expenses	216,846	30,028
Investment management fees payable to affiliates	134,969	—
Distribution fees payable to affiliates	77,791	10,359
Accounting and administration expenses payable to affiliates	58,206	26,937
Audit and tax fees payable	44,611	41,823
Total Liabilities	12,331,534	777,572
Total Net Assets	$1,064,651,455	$295,235,833

Net Assets Consist of:
Paid-in capital	$1,425,556,088	$432,269,744
Total distributable earnings (loss)	(360,904,633)	(137,033,911)
Total Net Assets	$1,064,651,455	$295,235,833

	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund

Net Asset Value

Class A:
Net assets	$322,026,420	$31,443,616
Shares of beneficial interest outstanding, unlimited authorization, no par	21,085,705	2,255,614
Net asset value per share	$15.27	$13.94
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.99	$14.60

Class C:
Net assets	$7,459,417	$2,585,385
Shares of beneficial interest outstanding, unlimited authorization, no par	488,323	185,612
Net asset value per share	$15.28	$13.93

Class R:
Net assets	$7,054,358	$3,663,063
Shares of beneficial interest outstanding, unlimited authorization, no par	461,491	262,285
Net asset value per share	$15.29	$13.97

Institutional Class:
Net assets	$712,373,057	$245,113,130
Shares of beneficial interest outstanding, unlimited authorization, no par	46,649,301	17,618,924
Net asset value per share	$15.27	$13.91

Class R6:
Net assets	$15,738,203	$12,430,639
Shares of beneficial interest outstanding, unlimited authorization, no par	1,031,155	892,770
Net asset value per share	$15.26	$13.92
*Investments, at cost	$1,051,888,489	$302,913,830
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended July 31, 2025
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Investment Income:
Interest	$62,541,739	$21,244,134
Dividends	789,637	177,770
	63,331,376	21,421,904

Expenses:
Management fees	5,685,838	2,130,395
Distribution expenses — Class A	860,444	86,024
Distribution expenses — Class C	85,859	30,194
Distribution expenses — Class R	37,279	19,368
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,327,563	420,556
Accounting and administration expenses	220,563	101,358
Reports and statements to shareholders expenses	142,263	40,042
Registration fees	120,829	105,737
Legal fees	99,983	34,496
Audit and tax fees	62,247	48,256
Trustees’ fees	57,795	19,218
Custodian fees	17,860	14,315
Other	81,770	31,094
	8,800,293	3,081,053
Less expenses waived	(1,310,564)	(777,864)
Less expenses paid indirectly	(17,265)	(7,401)
Total operating expenses	7,472,464	2,295,788
Net Investment Income (Loss)	55,858,912	19,126,116

	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(30,099,559)	$(41,234,970)
Futures contracts	(1,528,010)	(54,326)
Net increase from payment by affiliates[1]	5,892	1,791
Net realized gain (loss)	(31,621,677)	(41,287,505)

Net change in unrealized appreciation (depreciation) on:
Investments	24,148,411	25,746,702
Futures contracts	98,130	130,283
Net change in unrealized appreciation (depreciation)	24,246,541	25,876,985
Net Realized and Unrealized Gain (Loss)	(7,375,136)	(15,410,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	$48,483,776	$3,715,596
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Corporate Bond Fund
	Year ended
	7/31/25	7/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$55,858,912	$58,334,530
Net realized gain (loss)	(31,627,569) [1]	(81,281,824)
Net increase from payment by affiliates	5,892 [2]	—
Net change in unrealized appreciation (depreciation)	24,246,541	113,877,394
Net increase (decrease) in net assets resulting from operations	48,483,776	90,930,100

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(16,580,944)	(14,536,303)
Class C	(348,671)	(370,924)
Class R	(340,738)	(291,860)
Institutional Class	(40,889,267)	(39,709,704)
Class R6	(670,982)	(721,231)
	(58,830,602)	(55,630,022)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	27,272,800	32,693,821
Class C	1,359,295	1,523,333
Class R	1,517,679	1,344,958
Institutional Class	179,535,269	212,501,234
Class R6	9,237,822	3,088,573

Net assets from reorganization:[3]
Class A	—	166,241,070
Class C	—	1,053,645
Institutional Class	—	120,705,024

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,776,749	13,733,055
Class C	303,777	328,774
Class R	339,994	291,376
Institutional Class	24,355,633	23,864,024
Class R6	438,449	508,119
	260,137,467	577,877,006

	Year ended
	7/31/25	7/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(85,745,672)	$(95,849,199)
Class C	(3,672,113)	(5,080,549)
Class R	(2,281,710)	(1,840,315)
Institutional Class	(353,181,375)	(430,332,937)
Class R6	(9,281,211)	(3,660,582)
	(454,162,081)	(536,763,582)
Increase (decrease) in net assets derived from capital share transactions	(194,024,614)	41,113,424
Net Increase (Decrease) in Net Assets	(204,371,440)	76,413,502

Net Assets:
Beginning of year	1,269,022,895	1,192,609,393
End of year	$1,064,651,455	$1,269,022,895
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Extended Duration Bond Fund
	Year ended
	7/31/25	7/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$19,126,116	$21,945,987
Net realized gain (loss)	(41,289,296) [1]	(27,375,916)
Net increase from payment by affiliates	1,791 [2]	—
Net change in unrealized appreciation (depreciation)	25,876,985	31,016,212
Net increase (decrease) in net assets resulting from operations	3,715,596	25,586,283

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,607,480)	(1,722,991)
Class C	(118,059)	(141,097)
Class R	(171,279)	(195,231)
Institutional Class	(15,748,824)	(18,259,992)
Class R6	(1,222,760)	(830,527)
	(18,868,402)	(21,149,838)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	4,955,833	7,215,856
Class C	491,194	1,085,671
Class R	763,981	966,238
Institutional Class	88,454,192	205,111,468
Class R6	39,153,482	8,132,957

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,569,776	1,678,124
Class C	117,100	139,318
Class R	171,107	195,178
Institutional Class	15,478,680	17,955,238
Class R6	1,041,252	797,770
	152,196,597	243,277,818

	Year ended
	7/31/25	7/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(10,769,687)	$(15,025,634)
Class C	(1,623,068)	(1,288,676)
Class R	(1,617,570)	(1,436,579)
Institutional Class	(258,065,650)	(161,813,880)
Class R6	(45,240,986)	(5,544,544)
	(317,316,961)	(185,109,313)
Increase (decrease) in net assets derived from capital share transactions	(165,120,364)	58,168,505
Net Increase (Decrease) in Net Assets	(180,273,170)	62,604,950

Net Assets:
Beginning of year	475,509,003	412,904,053
End of year	$295,235,833	$475,509,003
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Corporate Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$15.39	$15.09	$16.01	$19.47	$19.62

0.70	0.67	0.48	0.45	0.45
(0.08)	0.26	(0.85)	(3.10)	0.03
—[3]	—	—	—	—
0.62	0.93	(0.37)	(2.65)	0.48

(0.74)	(0.63)	(0.55)	(0.51)	(0.51)
—	—	—	(0.30)	(0.12)
(0.74)	(0.63)	(0.55)	(0.81)	(0.63)

$15.27	$15.39	$15.09	$16.01	$19.47

4.10%[3]	6.38%	(2.15%)	(13.91%)	2.47%

$322,027	$367,604	$233,495	$285,977	$412,495
0.80%	0.82%	0.82%	0.82%	0.82%
0.91%	0.92%	0.92%	0.91%	0.91%
4.57%	4.44%	3.92%	2.49%	2.31%
4.46%	4.34%	3.82%	2.40%	2.22%
144%	123%	109%	109%	123%

Financial highlights
Macquarie Corporate Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$15.40	$15.09	$16.01	$19.47	$19.62

0.58	0.55	0.39	0.30	0.30
(0.08)	0.28	(0.87)	(3.07)	0.03
—[3]	—	—	—	—
0.50	0.83	(0.48)	(2.77)	0.33

(0.62)	(0.52)	(0.44)	(0.39)	(0.36)
—	—	—	(0.30)	(0.12)
(0.62)	(0.52)	(0.44)	(0.69)	(0.48)

$15.28	$15.40	$15.09	$16.01	$19.47

3.33%[3]	5.66%	(2.87%)	(14.55%)	1.70%

$7,459	$9,542	$11,482	$15,995	$28,365
1.55%	1.57%	1.57%	1.57%	1.57%
1.66%	1.67%	1.67%	1.66%	1.66%
3.81%	3.69%	3.17%	1.74%	1.56%
3.70%	3.59%	3.07%	1.65%	1.47%
144%	123%	109%	109%	123%

Financial highlights
Macquarie Corporate Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$15.41	$15.10	$16.02	$19.50	$19.62

0.66	0.63	0.45	0.39	0.39
(0.08)	0.28	(0.86)	(3.09)	0.06
—[3]	—	—	—	—
0.58	0.91	(0.41)	(2.70)	0.45

(0.70)	(0.60)	(0.51)	(0.48)	(0.45)
—	—	—	(0.30)	(0.12)
(0.70)	(0.60)	(0.51)	(0.78)	(0.57)

$15.29	$15.41	$15.10	$16.02	$19.50

3.84%[3]	6.18%	(2.33%)	(14.26%)	2.37%

$7,054	$7,550	$7,613	$9,419	$12,760
1.05%	1.07%	1.07%	1.07%	1.07%
1.16%	1.17%	1.17%	1.16%	1.16%
4.32%	4.19%	3.67%	2.24%	2.06%
4.21%	4.09%	3.57%	2.15%	1.97%
144%	123%	109%	109%	123%

Financial highlights
Macquarie Corporate Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$15.39	$15.09	$16.01	$19.47	$19.62

0.74	0.70	0.52	0.48	0.48
(0.08)	0.27	(0.86)	(3.07)	0.06
—[3]	—	—	—	—
0.66	0.97	(0.34)	(2.59)	0.54

(0.78)	(0.67)	(0.58)	(0.57)	(0.57)
—	—	—	(0.30)	(0.12)
(0.78)	(0.67)	(0.58)	(0.87)	(0.69)

$15.27	$15.39	$15.09	$16.01	$19.47

4.36%[3]	6.65%	(1.91%)	(13.69%)	2.72%

$712,373	$868,986	$924,989	$957,741	$1,036,266
0.55%	0.57%	0.57%	0.57%	0.57%
0.66%	0.67%	0.67%	0.66%	0.66%
4.81%	4.69%	4.17%	2.74%	2.56%
4.70%	4.59%	4.07%	2.65%	2.47%
144%	123%	109%	109%	123%

Financial highlights
Macquarie Corporate Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$15.38	$15.08	$16.00	$19.47	$19.59

0.75	0.72	0.53	0.51	0.51
(0.08)	0.27	(0.86)	(3.11)	0.06
—[3]	—	—	—	—
0.67	0.99	(0.33)	(2.60)	0.57

(0.79)	(0.69)	(0.59)	(0.57)	(0.57)
—	—	—	(0.30)	(0.12)
(0.79)	(0.69)	(0.59)	(0.87)	(0.69)

$15.26	$15.38	$15.08	$16.00	$19.47

4.46%[3]	6.76%	(1.71%)	(13.78%)	2.97%

$15,738	$15,341	$15,030	$12,206	$10,763
0.45%	0.46%	0.48%	0.48%	0.48%
0.56%	0.58%	0.58%	0.57%	0.57%
4.92%	4.80%	4.27%	2.83%	2.65%
4.81%	4.68%	4.17%	2.74%	2.56%
144%	123%	109%	109%	123%

Financial highlights
Macquarie Extended Duration Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$14.42	$14.40	$15.81	$21.36	$23.19

0.67	0.65	0.49	0.57	0.60
(0.49)	—[3]	(1.34)	(4.62)	(0.36)
—[4]	—	—	—	—
0.18	0.65	(0.85)	(4.05)	0.24

(0.66)	(0.63)	(0.56)	(0.60)	(0.63)
—	—	—	(0.90)	(1.44)
—	—	—	— [5]	—
(0.66)	(0.63)	(0.56)	(1.50)	(2.07)
$13.94	$14.42	$14.40	$15.81	$21.36
1.29%[4]	4.70%	(5.12%)	(20.07%)	1.24%

$31,444	$36,940	$43,304	$66,508	$99,512
0.81%	0.82%	0.82%	0.82%	0.82%
1.01%	0.98%	1.05%	1.01%	0.99%
4.74%	4.64%	4.22%	3.09%	2.85%
4.54%	4.48%	3.99%	2.90%	2.68%
119%	86%	60%	76%	85%

Financial highlights
Macquarie Extended Duration Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$14.41	$14.38	$15.80	$21.36	$23.16

0.56	0.54	0.41	0.45	0.45
(0.48)	0.01	(1.37)	(4.66)	(0.33)
—[3]	—	—	—	—
0.08	0.55	(0.96)	(4.21)	0.12

(0.56)	(0.52)	(0.46)	(0.45)	(0.48)
—	—	—	(0.90)	(1.44)
—	—	—	— [4]	—
(0.56)	(0.52)	(0.46)	(1.35)	(1.92)
$13.93	$14.41	$14.38	$15.80	$21.36
0.54%[3]	3.99%	(5.95%)	(20.66%)	0.62%

$2,585	$3,690	$3,743	$5,319	$9,171
1.56%	1.57%	1.57%	1.57%	1.57%
1.76%	1.73%	1.80%	1.76%	1.74%
3.98%	3.89%	3.47%	2.34%	2.10%
3.78%	3.73%	3.24%	2.15%	1.93%
119%	86%	60%	76%	85%

Financial highlights
Macquarie Extended Duration Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$14.45	$14.42	$15.84	$21.42	$23.22

0.64	0.62	0.48	0.54	0.54
(0.49)	—[3]	(1.38)	(4.68)	(0.30)
—[4]	—	—	—	—
0.15	0.62	(0.90)	(4.14)	0.24

(0.63)	(0.59)	(0.52)	(0.54)	(0.60)
—	—	—	(0.90)	(1.44)
—	—	—	— [5]	—
(0.63)	(0.59)	(0.52)	(1.44)	(2.04)
$13.97	$14.45	$14.42	$15.84	$21.42
1.04%[4]	4.51%	(5.40%)	(20.35%)	1.13%

$3,663	$4,472	$4,731	$5,489	$8,631
1.06%	1.07%	1.07%	1.07%	1.07%
1.26%	1.23%	1.30%	1.26%	1.24%
4.49%	4.39%	3.97%	2.84%	2.60%
4.29%	4.23%	3.74%	2.65%	2.43%
119%	86%	60%	76%	85%

Financial highlights
Macquarie Extended Duration Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$14.39	$14.37	$15.78	$21.33	$23.13

0.71	0.68	0.54	0.60	0.66
(0.49)	—[3]	(1.36)	(4.62)	(0.33)
—[4]	—	—	—	—
0.22	0.68	(0.82)	(4.02)	0.33

(0.70)	(0.66)	(0.59)	(0.63)	(0.69)
—	—	—	(0.90)	(1.44)
—	—	—	— [5]	—
(0.70)	(0.66)	(0.59)	(1.53)	(2.13)
$13.91	$14.39	$14.37	$15.78	$21.33
1.54%[4]	4.96%	(4.90%)	(19.90%)	1.63%

$245,113	$411,058	$345,299	$332,410	$404,838
0.56%	0.57%	0.57%	0.57%	0.57%
0.76%	0.73%	0.80%	0.76%	0.74%
4.96%	4.89%	4.47%	3.34%	3.10%
4.76%	4.73%	4.24%	3.15%	2.93%
119%	86%	60%	76%	85%

Financial highlights
Macquarie Extended Duration Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized loss
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
7/31/25	7/31/24	7/31/23[1]	7/31/22[1]	7/31/21[1]
$14.40	$14.38	$15.79	$21.33	$23.16

0.72	0.70	0.56	0.69	0.69
(0.49)	(0.01)	(1.37)	(4.67)	(0.36)
—[3]	—	—	—	—
0.23	0.69	(0.81)	(3.98)	0.33

(0.71)	(0.67)	(0.60)	(0.66)	(0.72)
—	—	—	(0.90)	(1.44)
—	—	—	—[4]	—
(0.71)	(0.67)	(0.60)	(1.56)	(2.16)
$13.92	$14.40	$14.38	$15.79	$21.33
1.64%[3]	5.07%	(4.74%)	(19.83%)	1.58%

$12,431	$19,349	$15,827	$11,663	$59,933
0.46%	0.46%	0.47%	0.48%	0.48%
0.66%	0.62%	0.67%	0.66%	0.65%
5.06%	5.00%	4.57%	3.43%	3.19%
4.86%	4.84%	4.37%	3.25%	3.02%
119%	86%	60%	76%	85%

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
    July 31, 2025
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Corporate Bond Fund (formerly, Delaware Corporate Bond Fund through December 30, 2024), Macquarie Extended Duration Bond Fund (formerly, Delaware Extended Duration Bond Fund through December 30, 2024), and Macquarie Floating Rate Fund (formerly, Delaware Floating Rate Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts are valued at the daily quoted settlement prices. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended July 31, 2025, and for all open tax years (years ended July 31, 2022–July 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

1. Significant Accounting Policies (continued)
benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended July 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Derivative Financial Instruments — Each Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Fund under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

1. Significant Accounting Policies (continued)
corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Corporate Bond Fund	$15,062
Macquarie Extended Duration Bond Fund	7,216
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Corporate Bond Fund	$2,203
Macquarie Extended Duration Bond Fund	185
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund's average daily net assets from August 1, 2024 (except as noted) through November 28, 2025.

These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Macquarie Corporate Bond Fund	0.54%*	0.45%
Macquarie Extended Duration Bond Fund	0.56%*	0.46%
*	Prior to November 29, 2024, the expense limitation for Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund was 0.57%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 (except as noted) through November 28, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Macquarie Corporate Bond Fund	0.79%*	1.54%*	1.04%*	0.54%*	0.45%
Macquarie Extended Duration Bond Fund	0.81%**	1.56%**	1.06%**	0.56%**	0.46%
*	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Macquarie Corporate Bond Fund Class A, Class C, Class R, and Institutional Class were 0.82%, 1.57%, 1.07%, and 0.57%, respectively.
**	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Macquarie Extended Duration Bond Fund Class A, Class C, Class R, and Institutional Class were 0.82%, 1.57%, 1.07%, and 0.57%, respectively.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
responsibility for all investment advisory services. For these services, DMC, not the Funds, pays each Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended July 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$57,662
Macquarie Extended Duration Bond Fund	21,614
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services,
DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$78,857
Macquarie Extended Duration Bond Fund	25,784
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended July 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Corporate Bond Fund	$22,929
Macquarie Extended Duration Bond Fund	7,654
For the year ended July 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Corporate Bond Fund	$11,121
Macquarie Extended Duration Bond Fund	3,737
For the year ended July 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Corporate Bond Fund	$1,669	$784
Macquarie Extended Duration Bond Fund	—	341
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to each Fund.
During the year ended July 31, 2025, DMC reimbursed Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund $5,892 and $1,791, respectively in connection with

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
trade errors. These amount are included in "Net increase from payment by affiliates" in the "Statements of operations." Payment by affiliates had no impact on total return.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about November 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Macquarie Corporate Bond Fund shareholders approved a new investment advisory agreement. Macquarie Extended Duration Bond Fund shareholders will be asked to approve a new investment advisory agreement at a special shareholder meeting to be held on September 10, 2025, as may be postponed or adjourned.
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund will be renamed Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund, respectively, at closing.
3. Investments
For the year ended July 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie Corporate Bond Fund	$1,688,784,935	$1,879,013,863
Macquarie Extended Duration Bond Fund	456,996,682	622,670,670

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie Corporate Bond Fund	$1,054,045,942	$19,160,252	$(14,915,052)	$4,245,200
Macquarie Extended Duration Bond Fund	302,796,347	2,620,042	(15,453,464)	(12,833,422)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

3. Investments (continued)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2025:
	Macquarie Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$5,560,000	$—	$5,560,000
Common Stock	—	—	295,158	295,158
Convertible Bond	—	1,063,403	—	1,063,403
Convertible Preferred Stock	1,118,365	—	—	1,118,365
Corporate Bonds	—	1,027,886,914	—	1,027,886,914
Non-Agency Asset-Backed Securities	—	14,069,244	—	14,069,244
Preferred Stock	—	3,311,965	—	3,311,965
Short-Term Investments	4,887,963	—	—	4,887,963
Total Value of Securities	$6,006,328	$1,051,891,526	$295,158	$1,058,193,012

Derivatives[1]
Assets:
Futures Contracts	$742,395	$—	$—	$742,395

Liabilities:
Futures Contracts	$(644,265)	$—	$—	$(644,265)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

	Macquarie Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$760,000	$760,000
Convertible Bond	—	294,558	294,558
Convertible Preferred Stock	733,670	—	733,670
Corporate Bonds	—	287,968,027	287,968,027
Short-Term Investments	76,387	—	76,387
Total Value of Securities	$810,057	$289,022,585	$289,832,642

Derivatives[1]
Assets:
Futures Contracts	$291,317	$—	$291,317

Liabilities:
Futures Contracts	$(161,034)	$—	$(161,034)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended July 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie Corporate Bond Fund's net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie Corporate Bond Fund's net assets at the end of the year. As of July 31, 2025, Macquarie Extended Duration Bond Fund had no Level 3 investments.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2025 and 2024 were as follows:
Ordinary income
Year ended July 31, 2025:
Macquarie Corporate Bond Fund	$58,830,602
Macquarie Extended Duration Bond Fund	18,868,402
Year ended July 31, 2024:
Macquarie Corporate Bond Fund	55,630,022
Macquarie Extended Duration Bond Fund	21,149,838
5. Components of Net Assets on a Tax Basis
As of July 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Shares of beneficial interest	$1,425,556,088	$432,269,744
Undistributed ordinary income	1,274,080	—
Distributions payable	(1,545,599)	(27,667)
Capital loss carryforwards	(364,791,130)*	(124,172,822)
Deferred directors fees	(87,184)	—
Unrealized appreciation (depreciation) of investments and derivatives	4,245,200	(12,833,422)
Net assets	$1,064,651,455	$295,235,833
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, market discount and premium on debt instruments, and amortization of premium on callable bonds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were due to the tax treatment of unrealized on callable bonds and Fund level overdistribution. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Extended Duration Bond Fund	$142,198	$(142,198)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Corporate Bond Fund	$ 114,292,005	$250,499,125	$ 364,791,130
Macquarie Extended Duration Bond Fund	22,332,299	101,840,523	124,172,822

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Corporate Bond Fund		Macquarie Extended Duration Bond Fund
	Year ended		Year ended
	7/31/25	7/31/24	7/31/25	7/31/24
Shares sold:
Class A	1,777,147	2,177,661	345,687	510,210
Class C	88,778	101,351	33,903	78,160
Class R	98,831	89,031	53,929	68,575
Institutional Class	11,701,409	14,171,057	6,208,397	14,723,791
Class R6	613,246	209,164	2,762,668	584,970

Shares from reorganization:[1]
Class A	—	11,698,429	—	—
Class C	—	74,200	—	—
Institutional Class	—	8,477,104	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,028,913	911,350	110,695	119,820
Class C	19,801	21,902	8,256	9,949
Class R	22,156	19,385	12,050	13,900
Institutional Class	1,588,131	1,587,909	1,090,793	1,280,848
Class R6	28,565	33,860	73,582	56,886
	16,966,977	39,572,403	10,699,960	17,447,109

Shares redeemed:
Class A	(5,601,048)	(6,378,958)	(762,321)	(1,076,516)
Class C	(240,036)	(338,394)	(112,652)	(92,226)
Class R	(149,488)	(122,480)	(113,240)	(100,948)
Institutional Class	(23,096,949)	(29,076,165)	(18,242,623)	(11,476,604)
Class R6	(607,889)	(242,381)	(3,286,796)	(399,255)
	(29,695,410)	(36,158,378)	(22,517,632)	(13,145,549)
Net increase (decrease)	(12,728,433)	3,414,025	(11,817,672)	4,301,560
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended July 31, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Macquarie Corporate Bond Fund
Year ended
7/31/25	21,997	3,066	5,703	8,127	21,997	652	$470,124
7/31/24	22,497	2,750	19,273	17,848	23,287	3,989	663,963

Macquarie Extended Duration Bond Fund
Year ended
7/31/25	873	2,094	4,769	6,855	875	—	110,514
7/31/24	941	876	6,927	7,789	943	—	116,435
7. Reorganizations
The following reorganization occurred in a prior reporting period, as noted within the "Statements of changes in net assets." On February 15-16, 2023, the Board approved proposals to reorganize Delaware Ivy Crossover Credit Fund (the “Acquired Fund I”), a series of Delaware Ivy Funds, and Delaware Ivy Corporate Bond Fund (the “Acquired Fund II”), a series of Delaware Ivy Funds (and together with Acquired Fund I, the “Acquired Funds”) with and into Delaware Corporate Bond Fund (the “Acquiring Fund”), a series of the Trust (each a "Reorganization" and together the “Reorganizations”). On June 27, 2023 and September 8, 2023, Acquired Fund I shareholders and Acquired Fund II shareholders, respectively, approved the Reorganizations. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by tax-free exchange of shares on September 15, 2023 for the Acquired Fund I Reorganization and on October 27, 2023 for the Acquired Fund II Reorganization. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

7. Reorganizations (continued)
The share transaction information associated with the Acquired Fund I and the Acquiring Fund on the Acquired Fund I Reorganization date were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$2,544,171	308,384	237,279	$ 224,008,795	0.5605
Class C	—	—	—	10,792,564	—
Class R	—	—	—	7,217,940	—
Class I/ Institutional Class*	9,345,712	1,132,814	634,899	883,887,486	0.5605
Class R6	—	—	—	14,782,264	—
Class Y**	948,568	114,978	—	—	—
* Class I shares are named Institutional Class of the Acquiring Fund.
** Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund I before the Acquired Fund I Reorganization were $12,844,489. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I Reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund I Reorganization were $1,153,527,500.
The share transaction information associated with the Acquired Fund II and the Acquiring Fund on the Acquired Fund II Reorganization date were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$162,552,869	11,035,497	11,461,150	$ 216,762,446	1.0373
Class C	1,053,645	71,677	74,200	10,075,494	1.0352
Class R	—	—	—	6,899,805	—
Class I/ Institutional Class*	111,359,312	7,549,784	7,842,205	772,317,284	1.0387
Class R6	—	—	—	15,366,569	—
Class Y**	195,462	13,270	—	—	—
* Class I shares are named Institutional Class for the Acquiring Fund.

** Class Y shares of the Acquired Fund II were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund II before the Acquired Fund II Reorganization were $275,324,845. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund II Reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund II Reorganization were $1,296,582,886.
Assuming the Reorganizations had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended July 31, 2024, would have been as follows:
Net investment income	$60,572,185
Net realized loss on investments	(114,822,878)
Net change in unrealized appreciation (depreciation)	130,638,979
Net increase in net assets resulting from operations	$76,388,286
8. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of July 31, 2025, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

9. Derivatives (continued)
“initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2025, Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund posted $1,429,649 and $505,647, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended July 31, 2025, Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund entered into futures contracts to hedge each Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the year ended July 31, 2025, Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which is disclosed on the "Statements of operations."
The table below summarizes the average daily balance of derivative holdings by the Funds during the year ended July 31, 2025:
	Long Derivative Volume
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Futures contracts (average notional amount)	$42,491,167	$21,493,728
	Short Derivative Volume
	Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
Futures contracts (average notional amount)	$54,642,811	$16,559,538
10. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

10. Securities Lending (continued)
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended July 31, 2025, each Fund had no securities out on loan.
11. Credit and Market Risks
Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Service LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the year ended July 31, 2025.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
12. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund

13. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Income Funds and Shareholders of Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund (two of the funds constituting Delaware Group Income Funds, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agents, and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Corporate Bond Fund and Macquarie Extended Duration Bond Fund
Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2025, each Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)
Macquarie Corporate Bond Fund	100.00%
Macquarie Extended Duration Bond Fund	100.00%

(A) is based on a percentage of each Fund’s total distributions.
For the fiscal year ended July 31, 2025, certain interest income paid by each Fund determined to be Qualified Interest Income and Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. Macquarie Extended Duration Bond Fund did not have any foreign shareholders for the fiscal year ended July 31, 2025. For the fiscal year ended July 31, 2025, Macquarie Corporate Bond Fund reported maximum distributions of Qualified Interest Income of $50,307,023.
The percentage of the ordinary dividends reported by the Funds that is treated as a Section
163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:
Macquarie Corporate Bond Fund	Macquarie Extended Duration Bond Fund
98.85%	99.91%
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Corporate Bond Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
39,978,089	619,058	298,572
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4779516)
AR-460-0925
This page is not part of the financial statements and other information.

Fixed income mutual fund
Macquarie Floating Rate Fund
(formerly, Delaware Floating Rate Fund)
Financial statements and other information
For the year ended July 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Floating Rate Fund	July 31, 2025
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.62%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.475% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 250,236
Series 2017-1A ERR 144A 11.825% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	392,630

AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	996,162
AGL CLO 32 Series 2024-32A E 144A 10.075% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	450,990
AIMCO CLO 18 Series 2022-18A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	250,568
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.418% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	499,834
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.175% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,005,229
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.658% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	449,313
Ballyrock CLO 26 Series 2024-26A C1 144A 7.618% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	496,259
Barings CLO
Series 2024-2A E 144A 10.218% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	997,344
Series 2024-5A D2 144A 8.418% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,004,569

Bear Mountain Park CLO Series 2022-1A ER 144A 10.268% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	750,249
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.075% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	857,001
Carlyle US CLO Series 2021-11A ER 144A 10.818% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	449,079
Dryden CLO 85 Series 2020-85A ER2 144A 11.318% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	498,563
Dryden CLO 109 Series 2022-109A ER 144A 9.668% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	999,352
Elmwood CLO 17 Series 2022-4A ER 144A 10.022% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	450,184
GoldenTree Loan Management US CLO 20 Series 2024-20A E 144A 10.225% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	751,631
    1

Schedule of investments
Macquarie Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Invesco US CLO Series 2024-1RA ER 144A 11.718% (TSFR03M + 7.40%, Floor 7.40%) 4/15/37 #, •	1,000,000	$ 999,013
KKR CLO 27 Series 27A ER2 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	964,259
Lodi Park CLO Series 2024-1A D1 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	747,694
Madison Park Funding XXXI Series 2018-31A ER 144A 10.719% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	1,002,065
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.668% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,508,152
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	217,923
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A D 144A 7.419% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	1,001,434
Neuberger Berman Loan Advisers CLO 57 Series 2024-57A D1 144A 7.219% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	1,001,524
Octagon Investment Partners 48 Series 2020-3A DAR2 144A 7.468% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	998,196
OHA Loan Funding Series 2016-1A D1R2 144A 7.375% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	597,771
Orion CLO Series 2023-2A D 144A 9.618% (TSFR03M + 5.30%, Floor 5.30%) 1/25/37 #, •	1,000,000	1,006,206
OZLM XIX Series 2017-19A CRR 144A 7.818% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,000,199
Palmer Square CLO
Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	998,853
Series 2024-2A E 144A 10.025% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	1,000,697

Post CLO Series 2023-1A D 144A 9.575% (TSFR03M + 5.25%, Floor 5.25%) 4/20/36 #, •	795,000	796,346
Silver Point CLO 5 Series 2024-5A E 144A 10.725% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	901,945
Sound Point CLO Series 2025-1RA E 144A 11.902% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	499,503
Symphony CLO XXII Series 2020-22A DR 144A 7.629% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	996,017
2

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

TCW CLO Series 2024-2A E 144A 11.572% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	$ 550,998
Trinitas CLO XXI Series 2022-21A ER 144A 9.825% (TSFR03M + 5.50%) 4/20/38 #, •	1,000,000	999,366
Venture CLO 49 Series 2024-49A E 144A 12.005% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	978,730
Verde CLO Series 2019-1A DRR 144A 7.518% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	999,056
Wellfleet CLO
Series 2022-1A D1R 144A 8.268% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	1,001,975
Series 2022-1A ER 144A 12.068% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	532,200
Total Collateralized Loan Obligations (cost $33,126,917)		32,849,315

Convertible Bond — 0.05%
Communication Services — 0.05%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	263,017	348,905
Total Convertible Bond (cost $254,100)		348,905

Corporate Bonds — 4.33%
Communication Services — 1.24%
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	505,226
144A 6.50% 10/1/28 #	1,000,000	1,015,962

Frontier Communications Holdings 144A 6.00% 1/15/30 #	1,000,000	1,012,694
Gray Media 144A 9.625% 7/15/32 #	1,000,000	1,009,491
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,073,451
Uniti Group 144A 10.50% 2/15/28 #	614,000	649,341
Univision Communications 144A 9.375% 8/1/32 #	2,979,000	3,092,994
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	440,234
		8,799,393
Consumer Discretionary — 0.63%
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	519,285
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	447,000	463,741
New Flyer Holdings 144A 9.25% 7/1/30 #	1,150,000	1,224,591
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,312,018
		4,519,635
    3

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Staples — 0.22%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	$ 1,573,558
		1,573,558
Energy — 0.37%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	294,942
144A 6.25% 4/15/32 #	698,000	670,670

Nabors Industries 144A 9.125% 1/31/30 #	500,000	495,373
Transocean 144A 8.00% 2/1/27 #	629,000	624,920
Weatherford International 144A 8.625% 4/30/30 #	500,000	514,071
		2,599,976
Financials — 0.66%
Ardonagh Finco 144A 7.75% 2/15/31 #	2,000,000	2,087,064
Focus Financial Partners 144A 6.75% 9/15/31 #	500,000	511,369
Howden UK Refinance 144A 7.25% 2/15/31 #	2,000,000	2,072,766
		4,671,199
Healthcare — 0.11%
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	816,000	792,803
		792,803
Industrials — 0.45%
Bombardier 144A 8.75% 11/15/30 #	500,000	538,687
FTAI Aviation Investors 144A 7.00% 6/15/32 #	500,000	518,260
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	2,127,500
		3,184,447
Information Technology — 0.29%
UKG 144A 6.875% 2/1/31 #	2,000,000	2,054,580
		2,054,580
Materials — 0.21%
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	500,000	504,988
Toucan FinCo 144A 9.50% 5/15/30 #	1,000,000	1,024,795
		1,529,783
Utilities — 0.15%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	517,519
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	555,854
		1,073,373
Total Corporate Bonds (cost $29,835,243)		30,798,747

4

	Principalamount°	Value (US $)

Loan Agreements — 93.21%
Communication Services — 6.93%
ABG Intermediate Holdings 2 6.606% (SOFR01M + 2.25%) 2/13/32 •	2,877,788	$ 2,874,789
Charter Communications Operating
Tranche B-4 6.291% (SOFR03M + 2.00%) 12/7/30 •	1,349,450	1,348,607
Tranche B5 6.541% (SOFR03M + 2.25%) 12/15/31 •	972,751	973,663

Connect US Finco 8.856% (SOFR01M + 4.50%) 9/27/29 •	7,714,424	7,572,185
Coral US Co-Borrower
Tranche B6 7.456% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,775,390
Tranche B-7 7.568% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,711,341

Digicel International Finance Tranche B TBD 7/30/32 X	1,920,000	1,920,000
DirectV Financing Tranche B 9.808% (SOFR03M + 5.50%) 2/17/31 •	686,200	665,328
EOC Borrower Tranche B 7.356% (SOFR01M + 3.00%) 3/24/32 •	3,650,000	3,656,844
Gray Television Tranche F 9.604% (SOFR01M + 5.25%) 6/4/29 •	39,200	39,284
Midcontinent Communications 6.851% (SOFR01M + 2.50%) 8/16/31 •	3,399,312	3,409,228
Nexstar Media Tranche B-5 6.856% (SOFR01M + 2.50%) 6/24/32 •	1,925,000	1,930,053
Speedster Bidco Tranche B 7.546% (SOFR03M + 3.25%) 12/10/31 •	1,950,113	1,959,050
Sunrise Financing 6.691% (SOFR06M + 2.50%) 2/15/32 •	2,875,000	2,875,000
Terrier Media Buyer 7.896% (SOFR03M + 3.60%) 6/18/29 •	4,770,425	4,669,054
UFC Holdings Tranche B-4 6.571% (SOFR03M + 2.25%) 11/21/31 •	1,940,250	1,948,011
Univision Communications 1st Lien 8.546% (SOFR03M + 4.25%) 6/24/29 •	1,208,001	1,213,286
Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	2,805,007
		49,346,120
Consumer Discretionary — 10.22%
Burlington Coat Factory Warehouse 6.106% (SOFR01M + 1.75%) 9/24/31 •	1,921,161	1,919,960
Caesars Entertainment Tranche B-1 6.606% (SOFR01M + 2.25%) 2/6/31 •	2,014,500	2,017,018
Clarios Global
7.106% (SOFR01M + 2.75%) 1/28/32 •	4,806,000	4,818,015
Tranche B 6.856% (SOFR01M + 2.50%) 5/6/30 •	1,329,942	1,332,712

    5

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

Fertitta Entertainment Tranche B 7.601% (SOFR03M + 3.25%) 1/27/29 •	3,020,000	$ 3,026,795
Flutter Entertainment
Tranche B 6.046% (SOFR03M + 1.75%) 11/30/30 •	1,488,764	1,482,872
Tranche B 6.296% (SOFR03M + 2.00%) 6/4/32 •	1,445,000	1,448,613

Flynn Restaurant Group 8.106% (SOFR01M + 3.75%) 1/28/32 •	6,618,412	6,627,718
Gloves Buyer 8.357% (SOFR01M + 4.00%) 5/21/32 •	4,800,000	4,710,000
Hunter Douglas Holding Tranche B-1 7.546% (SOFR03M + 3.25%) 1/17/32 •	5,036,239	5,041,487
J&J Ventures Gaming 7.856% (SOFR01M + 3.50%) 4/26/30 •	7,670,775	7,612,285
Lernen Bidco Tranche B3 TBD 10/27/31 X	960,000	966,600
Madison Safety & Flow Tranche B 7.108% (SOFR01M + 2.75%) 9/26/31 •	3,439,013	3,459,433
Peer Holding III
Tranche B4 6.796% (SOFR03M + 2.50%) 10/26/30 •	1,352,244	1,357,034
Tranche B5 6.796% (SOFR03M + 2.50%) 7/1/31 •	1,407,925	1,413,792

PetsMart 8.206% (SOFR01M + 3.85%) 2/11/28 •	1,875,003	1,876,564
Scientific Games Holdings 7.286% (SOFR03M + 3.00%) 4/4/29 •	2,908,249	2,910,672
Skechers U.S.A. 1st Lien TBD 6/25/32 X	3,365,000	3,390,938
Staples 10.046% (SOFR03M + 5.75%) 9/4/29 •	3,166,075	2,919,716
Tenneco Tranche B, 9.396% - 9.422% (SOFR03M + 5.10%) 11/17/28 •	1,940,000	1,920,080
Valvoline Tranche B TBD 3/19/32 X	965,000	970,187
Victra Holdings 8.546% (SOFR03M + 4.25%) 3/29/29 •	7,600,337	7,632,403
Voyager Parent Tranche B 9.041% (SOFR02M + 4.75%) 7/1/32 •	3,850,000	3,857,519
		72,712,413
Consumer Staples — 3.80%
Celsius Holdings 7.541% (SOFR03M + 3.25%) 3/21/32 •	2,410,000	2,432,970
Dechra Pharmaceuticals Holdings Tranche B1 7.447% (SOFR06M + 3.25%) 1/27/32 •	957,600	962,189
EG America Tranche B3 TBD 2/7/28 X	1,920,000	1,927,799
Fiesta Purchaser Tranche B 7.606% (SOFR01M + 3.25%) 2/12/31 •	6,771,728	6,792,287
Froneri International TBD 7/16/32 X	3,850,000	3,843,082
Golden State Foods 8.586% (SOFR01M + 4.25%) 12/4/31 •	2,918,023	2,937,355
6

	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Staples (continued)
Opal US Tranche B2 7.435% (SOFR03M + 3.25%) 4/23/32 •	4,345,000	$ 4,371,070
United Natural Foods 4.356% (SOFR01M + 4.36%) 4/25/31 •	3,721,965	3,759,184
		27,025,936
Energy — 1.70%
Cogentrix Finance Holdco I TBD 2/26/32 X	2,875,000	2,882,188
Colossus Acquireco Tranche B 6.073% (SOFR02M + 1.75%) 7/30/32 •	3,850,000	3,833,757
Epic Crude Services Tranche B 6.829% (SOFR03M + 2.50%) 10/15/31 •	1,531,025	1,541,232
Hilcorp Energy I Tranche B 6.343% (SOFR01M + 2.00%) 2/5/30 •	3,840,375	3,853,578
		12,110,755
Financials — 16.83%
Acrisure Tranche B7 7.606% (SOFR01M + 3.25%) 6/5/32 •	2,890,000	2,891,806
Alera Group
7.606% (SOFR01M + 3.25%) 5/30/32 •	3,950,000	3,972,835
9.857% (SOFR01M + 5.50%) 5/20/33 •	2,000,000	2,079,166

Allspring Buyer 7.312% (SOFR03M + 3.00%) 11/1/30 •	1,436,400	1,443,134
AmWINS Group 6.606% (SOFR01M + 2.25%) 1/30/32 •	1,524,819	1,527,772
Amynta Agency Borrower 7.105% (SOFR01M + 2.75%) 12/29/31 •	2,877,528	2,882,923
Ardonagh Group Finco Tranche B, 6.950% - 7.046% (SOFR03M + 2.75%) 2/15/31 •	6,773,025	6,773,025
AssuredPartners 7.858% (SOFR01M + 3.50%) 2/14/31 •	1,498,891	1,503,307
Azorra Soar TLB Finance
7.818% (SOFR03M + 3.50%) 10/18/29 •	8,346,925	8,388,660
TBD 10/18/29 X	4,646,700	4,665,589

BCP VI Summit Holdings 7.827% (SOFR01M + 3.50%) 8/29/25 •	3,455,000	3,480,912
CFC Bidco 2022 8.041% (SOFR03M + 3.75%) 5/28/32 •	1,925,000	1,923,797
CPI Holdco B Tranche B 6.356% (SOFR01M + 2.00%) 5/17/31 •	1,920,000	1,920,000
DG Investment Intermediate Holdings 2 9.856% (SOFR01M + 5.50%) 3/30/29 •	1,000,000	1,003,750
Dragon Buyer
7.296% (SOFR03M + 3.00%) 9/30/31 •	5,646,625	5,664,271
TBD 9/30/31 X	5,823,951	5,823,951

First Eagle Holdings TBD 6/6/32 X	4,833,245	$4,771,322
    7

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

FleetCor Technologies Operating Company Tranche B-5 6.106% (SOFR01M + 1.75%) 4/28/28 •	995,000	$ 995,518
Focus Financial Partners Tranche B 7.106% (SOFR01M + 2.75%) 9/15/31 •	2,870,575	2,874,677
Glatfelter 8.583% (SOFR03M + 4.25%) 11/4/31 •	7,790,850	7,759,204
Hightower Holdings 7.26% (SOFR03M + 3.00%) 2/3/32 •	1,445,000	1,439,581
HUB International 6.826% (SOFR03M + 2.50%) 6/20/30 •	2,433,856	2,439,941
Hyperion Refinance 7.356% (SOFR01M + 3.00%) 2/15/31 •	2,893,485	2,899,686
Ima Financial Group 7.356% (SOFR01M + 3.00%) 11/1/28 •	962,575	964,832
IMC Financing 7.85% (SOFR01M + 3.50%) 6/2/32 •	1,925,000	1,934,625
Inception Finco Tranche B6 8.046% (SOFR03M + 3.75%) 4/9/31 •	2,899,658	2,917,781
Jefferies Finance 7.353% (SOFR01M + 3.00%) 10/21/31 •	9,865,425	9,896,254
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	4,646,925	4,670,160
Jupiter Buyer 9.046% (SOFR03M + 4.75%) 11/1/31 •	1,748,377	1,761,853
Mariner Wealth Advisors Tranche B 6.90% (SOFR03M + 2.50%) 12/31/30 •	1,445,000	1,452,225
NCR Atleos Tranche B 8.058% (SOFR03M + 3.75%) 4/16/29 •	1,474,133	1,489,243
Osttra Group 1st Lien TBD 5/20/32 X	4,825,000	4,853,950
Starwood Property Mortgage 6.106% (SOFR01M + 1.75%) 11/18/27 •	2,880,000	2,883,600
Trucordia 7.606% (SOFR01M + 3.25%) 6/17/32 •	1,925,000	1,926,203
Truist Insurance Holdings Tranche B 7.046% (SOFR03M + 2.75%) 5/6/31 •	2,334,153	2,340,717
USI
6.546% (SOFR03M + 2.25%) 9/27/30 •	2,327,506	2,327,922
Tranche D 6.546% (SOFR03M + 2.25%) 11/21/29 •	1,273,276	1,273,673
		119,817,865
Healthcare — 9.30%
1261229 BC 10.607% (SOFR01M + 6.25%) 9/25/30 •	5,000,000	4,906,250
ADMI 10.107% (SOFR01M + 5.75%) 12/23/27 •	4,338,925	4,210,567
AthenaHealth Group 7.106% (SOFR01M + 2.75%) 2/15/29 •	3,490,809	3,491,434
DaVita Tranche B-2 6.106% (SOFR01M + 1.75%) 5/9/31 •	7,533,270	7,553,279
Electron Bidco 7.106% (SOFR01M + 2.75%) 11/1/28 •	2,351,652	2,359,422
8

	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Hanger
7.856% (SOFR01M + 3.50%) 10/23/31 •	883,717	$ 887,141
7.857% (SOFR01M + 3.50%) 10/23/31 •	17,068	17,134

Heartland Dental 8.858% (SOFR01M + 4.50%) 4/28/28 •	9,902,427	9,936,808
Jazz Financing Lux Tranche B-2 6.606% (SOFR01M + 2.25%) 5/5/28 •	1,041,676	1,047,029
LifePoint Health Tranche B2 7.819% (SOFR03M + 3.50%) 5/16/31 •	2,913,024	2,903,140
Mamba Purchaser Tranche B 7.106% (SOFR01M + 2.75%) 10/16/28 •	3,004,692	3,010,326
National Mentor Holdings
1st Lien TBD 3/2/28 X	2,995,381	2,923,773
Tranche C 1st Lien TBD 3/2/28 X	87,238	85,152

Performance Health Holdings 7.95% (SOFR03M + 3.75%) 3/19/32 •	2,890,000	2,817,750
Raven Acquisition Holdings 7.606% (SOFR01M + 3.25%) 11/19/31 •	4,101,055	4,106,546
Select Medical Tranche B-2 6.356% (SOFR01M + 2.00%) 12/3/31 •	950,225	950,225
Southern Veterinary Partners 6.819% (SOFR03M + 2.50%) 12/4/31 •	1,912,500	1,915,688
Surgery Center Holdings 7.106% (SOFR01M + 2.75%) 12/19/30 •	3,314,465	3,329,741
The Boots Group 1st Lien TBD 7/22/32 X	1,440,000	1,440,000
US Fertility Enterprises
8.823% - 8.808% (SOFR03M + 4.50%) 10/10/31 •	148,758	150,431
Tranche B 8.796% (SOFR03M + 4.50%) 10/10/31 •	3,264,465	3,301,191

Zelis Payments Buyer 7.606% (SOFR01M + 3.25%) 11/26/31 •	4,870,525	4,873,949
		66,216,976
Industrials — 15.79%
Air Canada 1st Lien 6.353% (SOFR01M + 2.00%) 3/21/31 •	967,750	969,766
AlixPartners TBD 7/30/32 X	1,725,000	1,720,688
Alliance Laundry Systems Tranche B 6.858% (SOFR01M + 2.50%) 8/19/31 •	5,245,000	5,253,429
Altera Tranche B TBD 6/21/32 X	4,810,000	4,826,032
Amentum Holdings 6.606% (SOFR01M + 2.25%) 9/29/31 •	3,071,250	3,057,334
Aramark Services Tranche B-8 6.356% (SOFR01M + 2.00%) 6/22/30 •	473,750	475,132
    9

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Asplundh Tree Expert 6.106% (SOFR01M + 1.75%) 5/23/31 •	1,448,885	$ 1,453,284
Brown Group Holding Tranche B-2, 7.058% - 7.106% (SOFR02M + 2.50%) 7/1/31 •	963,939	966,951
Caci International Tranche B, 6.104% - 6.106% (SOFR01M + 1.75%) 10/30/31 •	1,945,225	1,949,684
Cimpress PLC Tranche B-1 6.856% (SOFR01M + 2.50%) 5/17/28 •	3,482,456	3,478,103
Delta Air Lines 8.076% (SOFR03M + 3.75%) 10/20/27 •	686,917	690,941
Dynasty Acquisition
Tranche B-1 6.356% (SOFR01M + 2.00%) 10/31/31 •	1,409,207	1,414,272
Tranche B-2 6.356% (SOFR01M + 2.00%) 10/31/31 •	536,018	537,944

Gates Tranche B-5 6.106% (SOFR01M + 1.75%) 6/4/31 •	1,164,927	1,165,007
Genesee & Wyoming Tranche B 6.046% (SOFR03M + 1.75%) 4/10/31 •	1,454,013	1,452,902
GFL Environmental Services 6.824% (SOFR03M + 2.50%) 3/3/32 •	1,925,000	1,927,406
Goat Holdco Tranche B 7.356% (SOFR01M + 3.00%) 1/27/32 •	4,917,675	4,929,532
Grant Thornton Advisors 6.856% (SOFR01M + 2.50%) 6/2/31 •	1,325,004	1,327,764
HDI Aerospace Intermediate Holding III 8.829% (SOFR03M + 4.50%) 2/11/32 •	1,950,112	1,957,425
JBT Marel 6.456% (SOFR01M + 2.10%) 1/2/32 •	1,655,850	1,664,129
Kaman 7.025% - 7.083% (SOFR06M + 2.75%) 2/26/32 •	3,513,534	3,519,757
Kodiak BP 8.041% (SOFR02M + 3.75%) 12/4/31 •	1,136,357	1,095,638
Lsf12 Crown US Commercial Bidco 7.856% (SOFR01M + 3.50%) 12/2/31 •	5,900,000	5,941,790
Mermaid Bidco Tranche B 7.571% (SOFR03M + 3.25%) 7/3/31 •	4,370,600	4,381,527
Nourish Buyer I 8.83% (SOFR03M + 4.50%) 7/8/32 •	1,920,000	1,881,600
Pasadena Performance Products Tranche B 7.796% (SOFR03M + 3.50%) 2/27/32 •	962,588	971,612
Pre-Paid Legal Services 1st Lien 7.606% (SOFR01M + 3.25%) 12/15/28 •	483,819	482,851
Quartz AcquireCo Tranche B-2 6.546% (SOFR03M + 2.25%) 6/28/30 •	2,079,206	2,081,805
Radar Bidco Tranche B3 7.558% (SOFR03M + 3.25%) 4/4/31 •	4,293,759	4,320,595
Rockpoint Gas Storage Partners Tranche B 7.296% (SOFR03M + 3.00%) 9/18/31 •	6,850,575	6,883,759
10

	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Setanta Aircraft Leasing DAC Tranche B 6.046% (SOFR03M + 1.75%) 11/6/28 •	439,638	$ 442,522
SPX Flow Tranche B 7.356% (SOFR01M + 3.00%) 4/5/29 •	7,545,871	7,572,598
Standard Industries 6.105% (SOFR01M + 1.75%) 9/22/28 •	410,663	412,459
Stonepeak Nile Parent 7.08% (SOFR03M + 2.75%) 4/9/32 •	4,325,000	4,340,544
Summer (BC) Bidco B Tranche B 9.556% (SOFR03M + 5.26%) 2/15/29 •	2,398,942	2,374,953
SunSource Borrower 8.456% (SOFR01M + 4.10%) 3/25/31 •	3,941,338	3,941,338
Titan Acquisition 8.666% - 8.796% (SOFR03M + 4.50%) 2/15/29 •	4,836,150	4,840,686
TK Elevator Midco Tranche B 7.197% (SOFR03M + 3.00%) 4/30/30 •	1,920,187	1,932,874
Transdigm Tranche J 6.796% (SOFR03M + 2.50%) 2/28/31 •	2,357,222	2,367,401
TransUnion Intermediate Holdings Tranche B-8 6.106% (SOFR01M + 1.75%) 6/24/31 •	1,460,250	1,463,597
United Air Lines Tranche B 6.351% (SOFR01M + 2.00%) 2/22/31 •	2,432,252	2,442,285
White Cap Buyer Tranche C 7.604% (SOFR01M + 3.25%) 10/19/29 •	4,525,738	4,524,969
Windsor Holdings III Tranche B 7.103% (SOFR01M + 2.75%) 8/1/30 •	2,982,238	2,983,168
		112,418,053
Information Technology — 14.71%
Applied Systems
2nd Lien 8.796% (SOFR03M + 4.50%) 2/23/32 •	10,500,000	10,806,799
Tranche B-1 TBD 2/24/31 X	2,500,000	2,505,470

Asurion Tranche B-13 8.606% (SOFR01M + 4.25%) 9/19/30 •	3,850,000	3,776,207
BCPE Pequod Buyer 7.356% (SOFR01M + 3.00%) 11/25/31 •	3,216,362	3,228,926
BMC Software
7.333% (SOFR03M + 3.00%) 7/30/31 •	1,472,360	1,474,085
10.083% (SOFR03M + 5.75%) 7/30/32 •	1,998,564	1,976,080

Boost Newco Borrower Tranche B-2 6.296% (SOFR03M + 2.00%) 1/31/31 •	2,437,765	2,444,011
Camelot US Acquisition I 7.606% (SOFR01M + 3.25%) 1/31/31 •	1,930,000	1,940,856
    11

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Chrysaor Bidco Tranche B 7.33% (SOFR03M + 3.00%) 10/30/31 •	1,806,651	$ 1,819,825
Cloud Software Group Tranche B 7.796% (SOFR03M + 3.50%) 3/30/29 •	3,962,966	3,974,732
Clover Holdings 2 8.058% (SOFR03M + 3.75%) 12/9/31 •	8,753,062	8,768,109
Commscope 9.607% (SOFR01M + 5.25%) 12/17/29 •	6,750,000	6,866,019
Cotiviti
7.104% (SOFR01M + 2.75%) 3/26/32 •	7,000,000	6,995,625
7.625% 5/1/31	5,750,000	5,800,312

Delta TopCo 7.074% (SOFR03M + 2.75%) 11/30/29 •	962,574	961,543
Ellucian Holding 2nd Lien 9.106% (SOFR01M + 4.75%) 11/15/32 •	2,000,000	2,059,376
Entegris Tranche B, 6.046% - 6.106% (SOFR01M + 1.75%) 7/6/29 •	456,710	460,064
Epicor Software Tranche F 7.106% (SOFR01M + 2.75%) 5/30/31 •	1,620,548	1,625,992
First Advantage Holdings Tranche B TBD 10/31/31 X	1,407,215	1,412,492
Gen Digital Tranche B 6.106% (SOFR01M + 1.75%) 4/16/32 •	3,000,000	2,999,376
Genesys Cloud Services Holdings II 6.856% (SOFR01M + 2.50%) 1/30/32 •	1,915,375	1,915,854
Icon Parent I
7.205% (SOFR06M + 3.00%) 11/13/31 •	2,992,500	3,003,722
9.205% (SOFR06M + 5.00%) 11/12/32 •	2,250,000	2,286,563

IGT Holding IV Tranche B5 7.796% (SOFR03M + 3.50%) 9/1/31 •	965,000	974,650
Indicor Tranche D 7.046% (SOFR03M + 2.75%) 11/22/29 •	5,110,560	5,124,931
Indy US Bidco 7.856% (SOFR01M + 3.50%) 3/6/28 •	478,800	479,997
Kaseya
7.606% (SOFR01M + 3.25%) 3/20/32 •	962,588	966,713
9.356% (SOFR01M + 5.00%) 3/5/33 •	1,925,000	1,937,432

Knowbe4 8.069% (SOFR03M + 3.75%) 7/21/32 •	960,000	962,400
Proofpoint 7.356% (SOFR01M + 3.00%) 8/31/28 •	1,193,955	1,197,580
RealPage 8.046% (SOFR03M + 3.75%) 4/24/28 •	957,600	961,340
Team Blue Finco 7.57% (SOFR03M + 3.25%) 7/12/32 •	2,880,000	2,889,000
UKG Tranche B TBD 2/10/31 X	5,275,000	5,284,616
Viavi Solutions Tranche B TBD 6/11/32 X	4,810,000	4,834,050
		104,714,747
12

	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials — 10.25%
A-Ap Buyer 7.106% (SOFR01M + 2.75%) 9/9/31 •	3,345,045	$ 3,370,133
Ahlstrom Holding 3 Oy Tranche B1 TBD 5/23/30 X	3,855,000	3,883,913
Arsenal Aic Parent Tranche B 7.106% (SOFR01M + 2.75%) 8/18/30 •	2,839,773	2,848,057
Bakelite US Holdco 8.046% (SOFR03M + 3.75%) 12/23/31 •	6,218,750	6,207,090
Clydesdale Acquisition Holdings
7.606% (SOFR01M + 3.25%) 4/1/32 •	2,918	2,919
Tranche B 7.531% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,110,569
Tranche B 7.607% (SOFR01M + 3.25%) 4/1/32 •	5,563,323	5,565,643

Derby Buyer 7.336% (SOFR01M + 3.00%) 11/1/30 •	3,836,583	3,847,774
Eco Material Technologies 7.467% (SOFR06M + 3.25%) 2/12/32 •	3,365,000	3,380,775
Form Technologies 10.076% (SOFR03M + 5.75%) 7/19/30 •	5,750,000	5,448,125
Hamilton Projects Acquiror 6.856% (SOFR01M + 2.50%) 5/30/31 •	9,429,732	9,473,938
Ineos Quattro Holdings UK Tranche B 8.607% (SOFR01M + 4.25%) 10/1/31 •	4,778,025	4,371,893
Ineos US Finance 7.356% (SOFR01M + 3.00%) 2/7/31 •	1,915,351	1,786,065
Johnstone Supply Tranche B 6.851% (SOFR01M + 2.50%) 6/9/31 •	952,800	954,288
Minerals Technologies Tranche B 6.356% (SOFR01M + 2.00%) 11/21/31 •	1,651,064	1,656,740
Olympus Water US Holding Tranche B-6 7.296% (SOFR03M + 3.00%) 6/20/31 •	4,507,189	4,499,139
Quikrete Holdings
Tranche B-1 6.606% (SOFR01M + 2.25%) 4/14/31 •	1,036,359	1,037,222
Tranche B-3 6.606% (SOFR01M + 2.25%) 2/10/32 •	2,877,787	2,879,785

Sparta US HoldCo 7.351% (SOFR01M + 3.00%) 8/2/30 •	483,734	478,746
Touchdown Acquirer Tranche B 7.083% (SOFR03M + 2.75%) 2/21/31 •	4,507,378	4,513,013
Usalco TBD 9/30/31 X	3,122,677	$3,131,794
Zekelman Industries 6.604% (SOFR01M + 2.25%) 1/24/31 •	1,465,400	1,469,064
		72,916,685
Utilities — 3.68%
Alpha Generation Tranche B 6.356% (SOFR01M + 2.00%) 9/30/31 •	4,352,112	4,352,113
Calpine Tranche B-10 6.106% (SOFR01M + 1.75%) 1/31/31 •	2,444,043	2,446,336
    13

Schedule of investments
Macquarie Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)
Lackawanna Energy Center
Tranche B-2 8.577% (SOFR01M + 4.25%) 8/6/29 •	1,988,924	$ 1,995,139
Tranche C 8.577% (SOFR01M + 4.25%) 8/6/29 •	439,307	440,680

Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •	2,828,923	2,834,669
Middle River Power 7.569% (SOFR03M + 3.25%) 5/24/32 •	5,985,968	5,896,178
NGL Energy Operating 8.107% (SOFR01M + 3.75%) 2/3/31 •	4,517,068	4,522,010
Talen Energy Supply Tranche B 6.808% (SOFR03M + 2.50%) 5/17/30 •	596,253	598,190
TerraForm Power Operating 6.296% (SOFR03M + 2.00%) 5/21/29 •	1,624,612	1,626,643
Vistra Operations Company 6.106% (SOFR01M + 1.75%) 12/20/30 •	1,497,912	1,502,242
		26,214,200
Total Loan Agreements (cost $660,179,181)		663,493,750
	Number of shares
Common Stock — 0.02%♣
Consumer Discretionary — 0.02%
Studio City International Holdings †, π	29,695	136,003
Total Common Stock (cost $89,260)		136,003

Exchange-Traded Fund — 1.23%
Invesco Senior Loan ETF	420,000	8,790,600
Total Exchange-Traded Fund (cost $8,863,985)		8,790,600

Short-Term Investments — 5.20%
Money Market Mutual Funds — 5.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	9,250,000	9,250,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	9,250,000	9,250,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	9,250,000	9,250,000
14

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	9,250,000	$ 9,250,000
Total Short-Term Investments (cost $37,000,000)		37,000,000
Total Value of Securities—108.66% (cost $769,348,686)		$773,417,320
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $63,648,062, which represents 8.94% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2025, the aggregate value of restricted securities was $484,908, which represented 0.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after July 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
    15

Schedule of investments
Macquarie Floating Rate Fund
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$254,100	$348,905
Studio City International Holdings	2/7/22	89,260	136,003
Total		$343,360	$484,908
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Chrysaor Bidco TBD 10/30/31 X	$134,282	$135,261	$134,282	$979
Clydesdale Acquisition Holdings TBD 4/1/32 X	94,342	94,382	94,342	40
Hanger TBD 10/23/31 X	96,958	97,334	96,958	376
June Purchaser TBD 11/28/31 X	776,429	780,311	775,767	4,544
Jupiter Buyer TBD 11/1/31 X	202,241	203,800	201,313	2,487
Kaman TBD 2/26/32 X	331,466	332,053	331,072	981
Middle River Power TBD 6/4/32 X	759,032	747,647	744,122	3,525
Raven Acquisition Holdings TBD 11/19/31 X	293,667	294,060	292,328	1,732
Usalco TBD 9/30/31 X	484,780	485,083	484,780	303
Total	$3,173,197	$3,169,931	$3,154,964	$14,967
Summary of abbreviations:
CLO – Collateralized Loan Obligation
CPI – Consumer Price Index
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
16

Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    17

Statement of assets and liabilities
Macquarie Floating Rate Fund	July 31, 2025
Assets:
Investments, at value*	$773,417,320
Cash	29,850,308
Receivable for securities sold	9,391,037
Receivable for fund shares sold	3,971,266
Dividends and interest receivable	3,404,135
Prepaid expenses	56,886
Unrealized appreciation on unfunded loan commitments**	14,967
Receivable for payment by affiliates	2,758
Other assets	1,631
Total Assets	820,110,308
Liabilities:
Payable for securities purchased	101,556,203
Payable for fund shares redeemed	5,861,897
Distribution payable	360,675
Investment management fees payable to affiliates	307,354
Other accrued expenses	202,742
Distribution fees payable to affiliates	32,817
Total Liabilities	108,321,688
Total Net Assets	$711,788,620

Net Assets Consist of:
Paid-in capital	$762,424,643
Total distributable earnings (loss)	(50,636,023)
Total Net Assets	$711,788,620
18

Net Asset Value

Class A:
Net assets	$88,865,070
Shares of beneficial interest outstanding, unlimited authorization, no par	11,182,743
Net asset value per share	$7.95
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.17

Class C:
Net assets	$15,696,568
Shares of beneficial interest outstanding, unlimited authorization, no par	1,975,419
Net asset value per share	$7.95

Class R:
Net assets	$1,579,244
Shares of beneficial interest outstanding, unlimited authorization, no par	198,806
Net asset value per share	$7.94

Institutional Class:
Net assets	$597,917,181
Shares of beneficial interest outstanding, unlimited authorization, no par	75,255,463
Net asset value per share	$7.95

Class R6:
Net assets	$7,730,557
Shares of beneficial interest outstanding, unlimited authorization, no par	971,887
Net asset value per share	$7.95
*Investments, at cost	$769,348,686
**See Note 9 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    19

Statement of operations
Macquarie Floating Rate Fund	Year ended July 31, 2025
Investment Income:
Interest	$55,112,083
Dividends	3,117,879
58,229,962

Expenses:
Management fees	3,502,094
Distribution expenses — Class A	213,793
Distribution expenses — Class C	155,070
Distribution expenses — Class R	8,709
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	555,066
Accounting and administration expenses	148,902
Registration fees	111,284
Reports and statements to shareholders expenses	82,147
Legal fees	53,624
Audit and tax fees	52,853
Trustees’ fees	34,292
Custodian fees	6,870
Other	53,900
4,978,604
Less expenses paid indirectly	(7,184)
Total operating expenses	4,971,420
Net Investment Income (Loss)	53,258,542

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,786,894)
Net increase from payment by affiliates[1]	2,758
Net realized gain (loss)	(9,784,136)
Net change in unrealized appreciation (depreciation) on investments	6,436,939
Net Realized and Unrealized Gain (Loss)	(3,347,197)
Net Increase (Decrease) in Net Assets Resulting from Operations	$49,911,345
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
20

Statements of changes in net assets
Macquarie Floating Rate Fund
	Year ended
	7/31/25	7/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$53,258,542	$53,038,317
Net realized gain (loss)	(9,786,894) [1]	(409,599)
Net increase from payment by affiliates	2,758[2]	—
Net change in unrealized appreciation (depreciation)	6,436,939	4,652,535
Net increase (decrease) in net assets resulting from operations	49,911,345	57,281,253

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,387,549)	(6,751,119)
Class C	(1,042,162)	(1,082,526)
Class R	(125,673)	(131,179)
Institutional Class	(46,211,321)	(44,155,461)
Class R6	(636,234)	(650,706)
	(54,402,939)	(52,770,991)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	37,316,082	37,236,127
Class C	4,572,561	5,847,543
Class R	198,920	213,002
Institutional Class	406,936,877	284,562,708
Class R6	2,898,207	4,816,253

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,259,133	6,598,486
Class C	1,003,860	1,055,061
Class R	124,232	131,179
Institutional Class	42,007,429	39,423,288
Class R6	472,336	457,346
	501,789,637	380,340,993
    21

Statements of changes in net assets
Macquarie Floating Rate Fund
	Year ended
	7/31/25	7/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(34,839,144)	$(30,613,216)
Class C	(4,688,364)	(4,384,332)
Class R	(377,145)	(147,576)
Institutional Class	(364,751,448)	(281,889,625)
Class R6	(4,922,737)	(3,018,804)
	(409,578,838)	(320,053,553)
Increase in net assets derived from capital share transactions	92,210,799	60,287,440
Net Increase in Net Assets	87,719,205	64,797,702

Net Assets:
Beginning of year	624,069,415	559,271,713
End of year	$711,788,620	$624,069,415
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
22

This page intentionally left blank.

Financial highlights
Macquarie Floating Rate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
24

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.98	$7.91	$7.89	$8.23	$7.90

0.58	0.71	0.59	0.30	0.31
(0.01)	0.07	0.02	(0.34)	0.32
—[2]	—	—	—	—
0.57	0.78	0.61	(0.04)	0.63

(0.60)	(0.71)	(0.59)	(0.30)	(0.26)
—	—	—	—	(0.04)
(0.60)	(0.71)	(0.59)	(0.30)	(0.30)

$7.95	$7.98	$7.91	$7.89	$8.23

7.33%[2]	10.18%	8.00%[4]	(0.56%)[4]	8.13%[4]

$88,865	$80,549	$66,676	$72,746	$36,735
0.90%	0.93%	0.94%	0.92%	0.94%
0.90%	0.93%	0.95%	0.93%	1.05%
7.31%	8.89%	7.55%	3.75%	3.77%
7.31%	8.89%	7.54%	3.74%	3.66%
92%	104%	60%	45%	124%
25

Financial highlights
Macquarie Floating Rate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
26

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.98	$7.91	$7.89	$8.23	$7.89

0.52	0.65	0.53	0.24	0.24
(0.01)	0.07	0.02	(0.34)	0.34
—[2]	—	—	—	—
0.51	0.72	0.55	(0.10)	0.58

(0.54)	(0.65)	(0.53)	(0.24)	(0.20)
—	—	—	—	(0.04)
(0.54)	(0.65)	(0.53)	(0.24)	(0.24)

$7.95	$7.98	$7.91	$7.89	$8.23

6.53%[2]	9.37%	7.20%[4]	(1.30%)[4]	7.47%[4]

$15,697	$14,894	$12,273	$12,948	$8,698
1.65%	1.68%	1.69%	1.67%	1.69%
1.65%	1.68%	1.70%	1.68%	1.80%
6.56%	8.14%	6.80%	3.00%	3.02%
6.56%	8.14%	6.79%	2.99%	2.91%
92%	104%	60%	45%	124%
27

Financial highlights
Macquarie Floating Rate Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
28

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.98	$7.91	$7.88	$8.23	$7.89

0.56	0.69	0.57	0.28	0.29
(0.02)	0.07	0.03	(0.35)	0.33
—[2]	—	—	—	—
0.54	0.76	0.60	(0.07)	0.62

(0.58)	(0.69)	(0.57)	(0.28)	(0.24)
—	—	—	—	(0.04)
(0.58)	(0.69)	(0.57)	(0.28)	(0.28)

$7.94	$7.98	$7.91	$7.88	$8.23

6.93%[2]	9.91%	7.87%[4]	(0.92%)[4]	7.99%[4]

$1,579	$1,641	$1,432	$1,111	$22
1.15%	1.18%	1.19%	1.17%	1.19%
1.15%	1.18%	1.20%	1.18%	1.30%
7.06%	8.64%	7.30%	3.50%	3.52%
7.06%	8.64%	7.29%	3.49%	3.41%
92%	104%	60%	45%	124%
29

Financial highlights
Macquarie Floating Rate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
30

Year ended
7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.98	$7.91	$7.89	$8.23	$7.90

0.60	0.73	0.61	0.32	0.33
(0.02)	0.07	0.02	(0.34)	0.32
—[2]	—	—	—	—
0.58	0.80	0.63	(0.02)	0.65

(0.61)	(0.73)	(0.61)	(0.32)	(0.28)
—	—	—	—	(0.04)
(0.61)	(0.73)	(0.61)	(0.32)	(0.32)

$7.95	$7.98	$7.91	$7.89	$8.23

7.60%[2]	10.46%	8.27%[4]	(0.31%)[4]	8.40%[4]

$597,917	$517,660	$471,869	$654,307	$116,242
0.65%	0.68%	0.69%	0.67%	0.69%
0.65%	0.68%	0.70%	0.68%	0.80%
7.54%	9.14%	7.80%	4.00%	4.02%
7.54%	9.14%	7.79%	3.99%	3.91%
92%	104%	60%	45%	124%
31

Financial highlights
Macquarie Floating Rate Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2022.
See accompanying notes, which are an integral part of the financial statements.
32

Year ended			8/31/21[1] to 7/31/22
7/31/25	7/31/24	7/31/23
$7.99	$7.92	$7.89	$8.24

0.61	0.74	0.62	0.33
(0.03)	0.06	0.02	(0.38)
—[3]	—	—	—
0.58	0.80	0.64	(0.05)

(0.62)	(0.73)	(0.61)	(0.30)
(0.62)	(0.73)	(0.61)	(0.30)

$7.95	$7.99	$7.92	$7.89

7.53%[3]	10.55%	8.48%[5]	(0.69%)[5]

$7,731	$9,325	$7,022	$4,986
0.58%	0.60%	0.62%	0.60%
0.58%	0.60%	0.63%	0.61%
7.64%	9.22%	7.87%	4.07%
7.64%	9.22%	7.86%	4.06%
92%	104%	60%	45%[7]
33

Notes to financial statements
Macquarie Floating Rate Fund	July 31, 2025
Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Corporate Bond Fund (formerly, Delaware Corporate Bond Fund through December 30, 2024), Macquarie Extended Duration Bond Fund (formerly, Delaware Extended Duration Bond Fund through December 30, 2024), and Macquarie Floating Rate Fund (formerly, Delaware Floating Rate Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Valuations for fixed income securities utilize
34

matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2025, and for all open tax years (years ended July 31, 2022–July 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended July 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
    35

Notes to financial statements
Macquarie Floating Rate Fund
1. Significant Accounting Policies (continued)
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund's Chief Executive Officer and Chief
36

Financial Officer act as the Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $6,744 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended July 31, 2025, the Fund earned $440 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.68% of the Fund's Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from November 29, 2024 through November 28, 2025, and 0.60% of the Fund’s Class R6 shares’ average daily net assets from August 1, 2024 through November 28, 2025. Prior to November 29, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.69% of the Fund’s Class A, Class C, Class R, and Institutional
    37

Notes to financial statements
Macquarie Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Class shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 (except as noted) through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.93%*	1.68%*	1.18%*	0.68%*	0.60%
*	Effective November 29, 2024. Prior to November 29, 2024, the amounts for Class A, Class C, Class R, and Institutional Class shares were 0.94%, 1.69%, 1.19%, and 0.69%, respectively.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended July 31, 2025, the Fund paid $36,323 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of
38

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended July 31, 2025, the Fund paid $47,675 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended July 31, 2025, the Fund paid $13,620 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended July 31, 2025, DDLP earned $10,893 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2025, DDLP received gross CDSC commissions of $2,249 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
    39

Notes to financial statements
Macquarie Floating Rate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
During the year ended July 31, 2025, DMC reimbursed the Fund $2,758 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about November 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Fund shareholders will be asked to approve a new investment advisory agreement at a special shareholder meeting to be held on September 10, 2025, as may be postponed or adjourned.
The Fund will be renamed Nomura Floating Rate Fund at closing.
3. Investments
For the year ended July 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$782,879,308
Sales	652,053,577
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$769,274,901
Aggregate unrealized appreciation of investments	$6,352,008
Aggregate unrealized depreciation of investments	(2,209,589)
Net unrealized appreciation of investments	$4,142,419
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been
40

established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    41

Notes to financial statements
Macquarie Floating Rate Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$32,849,315	$—	$32,849,315
Common Stock	136,003	—	—	136,003
Convertible Bond	—	—	348,905	348,905
Corporate Bonds	—	30,798,747	—	30,798,747
Exchange-Traded Fund	8,790,600	—	—	8,790,600
Loan Agreements	—	663,493,750	—	663,493,750
Short-Term Investments	37,000,000	—	—	37,000,000
Total Value of Securities	$45,926,603	$727,141,812	$348,905	$773,417,320
During the year ended July 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2025 and 2024 were as follows:
	Year ended
	7/31/25	7/31/24
Ordinary income	$54,402,939	$52,770,991
42

5. Components of Net Assets on a Tax Basis
As of July 31, 2025, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$762,424,643
Undistributed ordinary income	338,210
Distributions payable	(360,675)
Capital loss carryforwards	(54,770,944)*
Unrealized appreciation (depreciation) of investments	4,157,386
Net assets	$711,788,620
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, and amortization of premium on callable bonds.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 20,270,305	$34,500,639	$ 54,770,944
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	7/31/25	7/31/24
Shares sold:
Class A	4,686,262	4,676,085
Class C	573,028	732,289
Class R	24,866	26,564
Institutional Class	51,051,549	35,608,707
Class R6	363,646	601,628

Shares issued upon reinvestment of dividends and distributions:
Class A	785,898	826,206
Class C	126,053	132,163
Class R	15,609	16,437
Institutional Class	5,277,051	4,939,803
Class R6	59,259	57,239
	62,963,221	47,617,121
    43

Notes to financial statements
Macquarie Floating Rate Fund
6. Capital Shares (continued)
	Year ended
	7/31/25	7/31/24

Shares redeemed:
Class A	(4,380,600)	(3,837,405)
Class C	(589,669)	(549,584)
Class R	(47,339)	(18,394)
Institutional Class	(45,932,048)	(35,327,333)
Class R6	(618,183)	(378,234)
	(51,567,839)	(40,110,950)
Net increase	11,395,382	7,506,171
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended July 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
7/31/25	11,379	13,492	23,870	14,367	22,469	11,904	$386,868
7/31/24	5,171	33,961	10,112	8,713	31,969	8,581	394,261
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of July 31, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At
44

the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
    45

Notes to financial statements
Macquarie Floating Rate Fund
8. Securities Lending (continued)
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended July 31, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending
46

institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
    47

Notes to financial statements
Macquarie Floating Rate Fund
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
48

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Income Funds and Shareholders of Macquarie Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Floating Rate Fund (one of the funds constituting Delaware Group Income Funds, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    49

Other Fund information (Unaudited)
Macquarie Floating Rate Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended July 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund's total distributions.
For the fiscal year ended July 31, 2025, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year fiscal ended July 31, 2025, the Fund has reported maximum distributions of Qualified Interest Income of $45,866,065.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 94.79%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
50

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4767052)
AR-215-0925
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – See Item 2.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Income Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 3, 2025